                      ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                     WORCESTER, MASSACHUSETTS
                        INDIVIDUAL VARIABLE ANNUITY POLICIES FUNDED THROUGH
                                          SUB-ACCOUNTS OF
                           SEPARATE ACCOUNT VA-K INVESTING IN SHARES OF
                   ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND,
                        VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE
                                    INTERNATIONAL SERIES, INC.
                               AND DELAWARE GROUP PREMIUM FUND, INC.


   PLEASE READ THIS     This Prospectus provides important information about
 PROSPECTUS CAREFULLY   the ExecAnnuity Plus '93 variable annuity policy
 BEFORE INVESTING AND   issued by Allmerica Financial Life Insurance and
  KEEP IT FOR FUTURE    Annuity Company and the ExecAnnuity Plus '91 variable
      REFERENCE.        annuity policy issued by Allmerica Financial Life
                        Insurance and Annuity Company and First Allmerica
                        Financial Life Insurance Company. Neither of these policies is currently being sold.

                        Information specific to ExecAnnuity Plus '91 is set forth in Appendix B. Owners of these policies should review this Appendix first.

                        The Separate Account, known as Separate Account VA-K, is subdivided into Sub- Accounts. Each Sub-Account invests exclusively in shares of the following funds:

                        ALLMERICA INVESTMENT TRUST                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                        --------------------------------------------------   --------------------------------------------------
  ANNUITIES INVOLVE     Select International Equity Fund                     Overseas Portfolio
   RISKS INCLUDING      Select Aggressive Growth Fund                        Equity-Income Portfolio
   POSSIBLE LOSS OF     Select Capital Appreciation Fund                     Growth Portfolio
      PRINCIPAL.        Select Value Opportunity Fund                        High Income Portfolio
                        Select Growth Fund
                        Growth Fund                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                        Equity Index Fund                                    ---------------------------------------
                        Select Growth and Income Fund                        Asset Manager Portfolio
                        Investment Grade Income Fund
                        Government Bond Fund                                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
                        Money Market Fund                                    -----------------------------------
                        DELAWARE GROUP PREMIUM FUND, INC.                    T. Rowe Price International Stock Portfolio
                        ---------------------------------
                        DGPF International Equity Series

    THIS ANNUITY IS       A Statement of Additional Information dated May 1,
        NOT:              1999 containing more information about this
 - A BANK DEPOSIT OR      annuity is on file with the Securities and
   OBLIGATION;            Exchange Commission and is incorporated by
 - FEDERALLY INSURED;     reference into this Prospectus. A copy may be
 - ENDORSED BY ANY        obtained free of charge by calling Annuity Client
   BANK OR                Services at 1-800-533-7881 or returning the
   GOVERNMENTAL           attached request card. The Table of Contents of
   AGENCY.                the Statement of Additional Information is listed
                          on page 3 of this Prospectus.

                          This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

                          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                          DATED MAY 1, 1999

                               TABLE OF CONTENTS


SPECIAL TERMS...........................................................................          4
SUMMARY OF FEES AND EXPENSES............................................................          6
SUMMARY OF THE POLICY FEATURES..........................................................         11
PERFORMANCE INFORMATION.................................................................         15
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, FIDELITY
 VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF...........................................         19
INVESTMENT OBJECTIVES AND POLICIES......................................................         20
INVESTMENT ADVISORY SERVICES............................................................         22
WHAT IS AN ANNUITY?.....................................................................         25
CHARGES AND DEDUCTIONS..................................................................         25
  A.   Surrender Charge.................................................................         25
  B.   Premium Taxes....................................................................         28
  C.   Policy Fee.......................................................................         29
  D.   Optional Minimum Guaranteed Annuity Payout Rider Charge..........................         29
  E.   Annual Charges Against Separate Account Assets...................................         29
THE VARIABLE ANNUITY POLICIES...........................................................         30
  A.   Purchase Payments................................................................         30
  B.   Right to Cancel Individual Retirement Annuity....................................         31
  C.   Right to Cancel All Other Policies...............................................         31
  D.   Transfer Privilege...............................................................         31
  E.   Surrender........................................................................         33
  F.   Partial Redemption...............................................................         33
  G.   Death Benefit....................................................................         34
  H.   The Spouse of the Owner as Beneficiary...........................................         35
  I.   Assignment.......................................................................         35
  J.   Electing the Form of Annuity and the Annuity Date................................         35
  K.   Description of Variable Annuity Payout Options...................................         36
  L.   Optional Minimum Guaranteed Annuity Payout Rider.................................         37
  M.   NORRIS Decision..................................................................         39
  N.   Computation of Policy Values and Annuity Benefit Payments........................         39
FEDERAL TAX CONSIDERATIONS..............................................................         41
  A.   Qualified and Non-Qualified Policies.............................................         42
  B.   Taxation of the Policies in General..............................................         42
        Withdrawals Prior to Annuitization..............................................         42
        Annuity Payouts After Annuitization.............................................         42
        Penalty on Distribution.........................................................         42
        Assignments or Transfers........................................................         43
        Nonnatural Owners...............................................................         43
        Deferred Compensation Plans of State and Local Governments and Tax-Exempt
        Organizations...................................................................         43
  C.   Tax Withholding..................................................................         43
  D.   Provisions Applicable to Qualified Employer Plans................................         44
        Corporate and Self-Employed Pension and Profit Sharing Plans....................         44
        Individual Retirement Annuities.................................................         44
        Tax-Sheltered Annuities.........................................................         44
        Texas Optional Retirement Program...............................................         45
LOANS (QUALIFIED POLICIES ONLY).........................................................         45
STATEMENTS AND REPORTS..................................................................         45
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.......................................         45
VOTING RIGHTS...........................................................................         46

CHANGES TO COMPLY WITH LAW AND AMENDMENTS...............................................         47
SERVICES................................................................................         47
LEGAL MATTERS...........................................................................         47
YEAR 2000 COMPLIANCE....................................................................         47
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT................................        A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
  ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
  POLICY NO. A3018-94
  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY......................................        B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA FINANCIAL
  LIFE INSURANCE AND ANNUITY COMPANY....................................................        C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST ALLMERICA
  FINANCIAL LIFE INSURANCE COMPANY).....................................................        D-1

                                STATEMENT OF ADDITIONAL INFORMATION
                                         TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................................          2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..........................          3
SERVICES................................................................................          3
UNDERWRITERS............................................................................          3
ANNUITY BENEFIT PAYMENTS................................................................          4
EXCHANGE OFFER..........................................................................          6
PERFORMANCE INFORMATION.................................................................          8
FINANCIAL STATEMENTS....................................................................        F-1

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account then credited to the Policy, on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies (Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("Trust"); a corresponding portfolio of the Variable Insurance Product Fund ("Fidelity VIP"), the Variable Insurance Products Fund II ("Fidelity VIP II") or the International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price"); or a corresponding series of the Delaware Group Premium Fund, Inc. ("DGPF").

SURRENDER VALUE: the Accumulated Value of the Policy minus any Policy fee and surrender charge applicable upon surrender.

UNDERLYING FUND (OR FUNDS): the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Fund of Allmerica Investment Trust; Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio of Variable Insurance Products Fund; the Fidelity VIP II Asset Manager Portfolio of Variable Insurance Products Fund II; the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc.; and the International Equity Series of Delaware Group Premium Fund, Inc.

UNDERLYING INVESTMENT COMPANIES: Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc. and Delaware Group Premium Fund, Inc.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Subaccounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the Growth Fund, Money Market Fund, Equity Index Fund or Select Growth and Income Fund of Allmerica Investment Trust.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policy. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Policies, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes may be applicable in some states.

                                                                                 POLICY YEAR
                                                                                    AFTER
                                                                                   DATE OF
                                                                                  PURCHASE
(1) POLICY CHARGES:                                                                PAYMENT       CHARGE
-----------------------------------------------------------------------------  ---------------  ---------
SURRENDER CHARGE:                                                                    0-2           8%
 This charge may be assessed upon surrender, withdrawal or annuitization              3            7%
 under any commutable period certain option or a noncommutable period certain         4            6%
 option of less than ten years. The charge is a percentage of payments                5            5%
 applied to the amount surrendered (in excess of any amount that is free of           6            4%
 surrender charge) within the indicated time period.                                  7            3%
                                                                                      8            2%
                                                                                      9            1%
                                                                                 More than 9       0%
TRANSFER CHARGE:
  The Company currently makes no charge for processing transfers and                              None
  guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL POLICY FEE:
  A Policy fee equal to the lesser of $30 or 3% is deducted annually and upon                      $30
  surrender prior to the Annuity Date when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  The annual charge is deducted on a monthly basis at the end of each month.
  On an annual basis as a percentage of Accumulated Value, the charge is:
    Optional Minimum Guaranteed Annuity Payout Rider with a ten-year waiting                      0.25%
    period:
    Optional Minimum Guaranteed Annuity Payout Rider with a fifteen-year                          0.15%
    waiting period:

(2) ANNUAL SUB-ACCOUNT EXPENSES:
-----------------------------------------------------------------------------
  (on an annual basis as percentage of average daily net assets)
  Mortality and Expense Risk Charge:                                                              1.25%
  Administrative Expense Charge:                                                                  0.20%
                                                                                                ---------
  Total Asset Charges:                                                                            1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES: In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1998. For more information concerning fees and expenses, see the prospectuses of the Underlying Funds.

                                                                                                      TOTAL FUND EXPENSES
                                                            MANAGEMENT FEE        OTHER EXPENSES          (AFTER ANY
                                                         (AFTER ANY VOLUNTARY       (AFTER ANY             WAIVERS/
FUND                                                           WAIVERS)          REIMBURSEMENTS)        REIMBURSEMENTS)
-------------------------------------------------------  ---------------------  ------------------  -----------------------
Select International Equity Fund.......................            0.90%                0.12%                1.02%(1)(2)
DGPF International Equity Series.......................            0.82%                0.13%                0.95%(3)
Fidelity VIP Overseas Portfolio........................            0.74%                0.17%                0.91%(4)
T. Rowe Price International Stock Portfolio............            1.05%                0.00%                1.05%
Select Aggressive Growth Fund..........................            0.88%                0.07%                0.95%(1)(2)
Select Capital Appreciation Fund.......................            0.94%                0.10%                1.04%(1)(2)
Select Value Opportunity Fund..........................            0.90%(1)*            0.08%                0.98%(1)(2)*
Select Growth Fund.....................................            0.81%**              0.05%                0.86%(1)(2)**
Growth Fund............................................            0.44%                0.05%                0.49%(1)(2)
Fidelity VIP Growth Portfolio..........................            0.59%                0.09%                0.68%(4)
Equity Index Fund......................................            0.29%                0.07%                0.36%(1)
Select Growth and Income Fund..........................            0.68%                0.05%                0.73%(1)(2)
Fidelity VIP Equity-Income Portfolio...................            0.49%                0.09%                0.58%(4)
Fidelity VIP II Asset Manager Portfolio................            0.54%                0.10%                0.64%(4)
Fidelity VIP High Income Portfolio.....................            0.58%                0.12%                0.70%
Investment Grade Income Fund...........................            0.43%                0.09%                0.52%(1)
Government Bond Fund...................................            0.50%                0.14%                0.64%(1)
Money Market Fund......................................            0.26%                0.06%                0.32%(1)

(*) Amount has been adjusted to reflect a voluntary expense limitation currently in effect for Select Value Opportunity Fund. Without these adjustments, the Management Fee and Total Fund Expenses would have been 0.91% and 0.99%, respectively, for Select Value Opportunity Fund.

(**) Effective June 1, 1998, the management fee rate for the Select Growth Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1998.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("Manager") has declared a voluntary expense limitation of 1.35% of average net assets for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.50% for Select International Equity Fund, 1.20% for Growth Fund and Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Investment Grade Income Fund and Government Bond Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expenses would have been 0.92% for Select Aggressive Growth Fund, 1.02% for Select Capital Appreciation Fund, 0.94% for Select Value Opportunity Fund, 1.01% for Select International Equity Fund, 0.84% for Select Growth Fund, 0.70% for Select Growth and Income Fund and 0.46% for Growth Fund.


(3) Effective May 1, 1999, Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to limit total annual expenses of the fund to 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 1999. The new limitation will be in effect through October 31, 1999. For the fiscal year ended December 31, 1998, the actual ratio of total annual expenses was 0.88%.


(4) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, certain funds, or Fidelity Management & Research Company on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, total operating expenses would have been 0.89% for the Fidelity VIP Overseas Portfolio; 0.57% for the Fidelity VIP Equity-Income Portfolio; 0.63% for the Fidelity VIP II Asset Manager Portfolio and 0.66% for the Fidelity VIP Growth Portfolio.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES. The following examples demonstrate the cumulative expenses which an Owner of ExecAnnuity '93 (A3021-93) would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. As required by rules of the Securities and Exchange Commission (the "SEC"), the Policy fee has been reflected in the examples by a method intended to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.05%, and the amount of the Policy fee is assumed to be $0.50 in the examples. The Policy fee is deducted only when the accumulated value is $50,000 or less. Lower costs apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts. (Owners of ExecAnnuity '91 (A3018-91 and A3018-94) should review the expense examples in Appendix B.)

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under a commutable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**

WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $      99    $     145    $     182    $     282
DGPF International Equity Series.............................................   $      98    $     143    $     179    $     275
Fidelity VIP Overseas Portfolio..............................................   $      98    $     142    $     177    $     271
T. Rowe Price International Stock Portfolio..................................   $      99    $     146    $     184    $     285
Select Aggressive Growth Fund................................................   $      98    $     143    $     179    $     275
Select Capital Appreciation Fund.............................................   $      99    $     146    $     183    $     284
Select Value Opportunity Fund................................................   $      99    $     144    $     180    $     278
Select Growth Fund...........................................................   $      98    $     141    $     174    $     266
Growth Fund..................................................................   $      94    $     130    $     156    $     228
Fidelity VIP Growth Portfolio................................................   $      96    $     136    $     165    $     248
Equity Index Fund............................................................   $      93    $     127    $     149    $     215
Select Growth and Income Fund................................................   $      96    $     137    $     168    $     253
Fidelity Equity-Income Portfolio.............................................   $      95    $     133    $     160    $     238
Fidelity VIP II Asset Manager Portfolio......................................   $      95    $     135    $     163    $     244
Fidelity VIP High Income Portfolio...........................................   $      96    $     136    $     166    $     250
Investment Grade Income Fund.................................................   $      94    $     131    $     157    $     231
Government Bond Fund.........................................................   $      95    $     135    $     163    $     244
Money Market Fund............................................................   $      92    $     126    $     147    $     210

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under a commutable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:

WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $     101    $     152    $     195    $     307
DGPF International Equity Series.............................................   $     101    $     150    $     191    $     300
Fidelity VIP Overseas Portfolio..............................................   $     100    $     149    $     189    $     296
T. Rowe Price International Stock Portfolio..................................   $     102    $     153    $     196    $     309
Select Aggressive Growth Fund................................................   $     101    $     150    $     191    $     300
Select Capital Appreciation Fund.............................................   $     101    $     153    $     196    $     308
Select Value Opportunity Fund................................................   $     101    $     151    $     193    $     303
Select Growth Fund...........................................................   $     100    $     148    $     187    $     291
Growth Fund..................................................................   $      96    $     137    $     168    $     254
Fidelity VIP Growth Portfolio................................................   $      98    $     143    $     178    $     273
Equity Index Fund............................................................   $      95    $     134    $     162    $     241
Select Growth and Income Fund................................................   $      99    $     144    $     180    $     278
Fidelity VIP Equity-Income Portfolio.........................................   $      97    $     140    $     173    $     263
Fidelity VIP II Asset Manager Portfolio......................................   $      98    $     142    $     176    $     269
Fidelity VIP High Income Portfolio...........................................   $      98    $     143    $     179    $     275
Investment Grade Income Fund.................................................   $      97    $     138    $     170    $     257
Government Bond Fund.........................................................   $      98    $     142    $     176    $     269
Money Market Fund............................................................   $      95    $     133    $     160    $     237

(2)(a) If you annuitize* under a life option or any noncommutable period certain option of ten years or more at the end of the applicable time period or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and no Rider:**

WITHOUT SURRENDER CHARGE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $      25    $      77    $     132    $     282
DGPF International Equity Series.............................................   $      24    $      73    $     125    $     267
Fidelity VIP Overseas Portfolio..............................................   $      24    $      74    $     127    $     271
T. Rowe Price International Stock Portfolio..................................   $      26    $      78    $     134    $     285
Select Aggressive Growth Fund................................................   $      25    $      75    $     129    $     275
Select Capital Appreciation Fund.............................................   $      25    $      78    $     133    $     284
Select Value Opportunity Fund................................................   $      25    $      76    $     130    $     278
Select Growth Fund...........................................................   $      24    $      73    $     124    $     266
Growth Fund..................................................................   $      20    $      62    $     106    $     228
Fidelity VIP Growth Portfolio................................................   $      22    $      67    $     115    $     248
Equity Index Fund............................................................   $      19    $      58    $      99    $     215
Select Growth and Income Fund................................................   $      22    $      69    $     118    $     253
Fidelity Equity-Income Portfolio.............................................   $      21    $      64    $     110    $     238
Fidelity VIP II Asset Manager Portfolio......................................   $      21    $      66    $     113    $     244
Fidelity VIP High Income Portfolio...........................................   $      22    $      68    $     116    $     250
Investment Grade Income Fund.................................................   $      20    $      62    $     107    $     231
Government Bond Fund.........................................................   $      21    $      66    $     113    $     244
Money Market Fund............................................................   $      18    $      56    $      97    $     210

(2)(b) If you annuitize* under a life option or any noncommutable period certain option of ten years or more at the end of the applicable time period, or if you do NOT surrender or annuitize the Policy you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:

WITHOUT SURRENDER CHARGE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $      28    $      85    $     145    $     307
DGPF International Equity Series.............................................   $      26    $      80    $     137    $     292
Fidelity VIP Overseas Portfolio..............................................   $      27    $      82    $     139    $     296
T. Rowe Price International Stock Portfolio..................................   $      28    $      86    $     146    $     309
Select Aggressive Growth Fund................................................   $      27    $      83    $     141    $     300
Select Capital Appreciation Fund.............................................   $      28    $      86    $     146    $     308
Select Value Opportunity Fund................................................   $      27    $      84    $     143    $     303
Select Growth Fund...........................................................   $      26    $      80    $     137    $     291
Growth Fund..................................................................   $      22    $      69    $     118    $     254
Fidelity VIP Growth Portfolio................................................   $      24    $      75    $     128    $     273
Equity Index Fund............................................................   $      21    $      65    $     112    $     241
Select Growth and Income Fund................................................   $      25    $      76    $     130    $     278
Fidelity VIP Equity-Income Portfolio.........................................   $      23    $      72    $     123    $     263
Fidelity VIP II Asset Manager Portfolio......................................   $      24    $      74    $     126    $     269
Fidelity VIP High Income Portfolio...........................................   $      25    $      75    $     129    $     275
Investment Grade Income Fund.................................................   $      23    $      70    $     120    $     257
Government Bond Fund.........................................................   $      24    $      74    $     126    $     269
Money Market Fund............................................................   $      21    $      64    $     110    $     237

* The Policy fee is not deducted after annuitization. No surrender charge is assessed at the time of annuitization in any Policy year under an option including a life contingency or under any noncommutable period certain option of ten years or more.

** If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Policy.

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies and a fixed account ("General Account") of the Company (together "accounts"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For information about the Separate Account and the Company, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF." For more information about the General Account see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series of the Allmerica Investment Trust (the "Trust"), Variable Insurance Products Fund ("Fidelity VIP"), Variable Insurance Products Fund II ("Fidelity VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe Price") or Delaware Group Premium Fund, Inc. ("DGPF"). The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF are open-end, diversified series investment companies. Eleven different funds of the Trust are available under the Policies: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Value Fund of Allmerica Investment Trust. Four of the portfolios of Fidelity VIP are available under the Policies: the Fidelity High Income Portfolio, Fidelity Equity-Income Portfolio, Fidelity Growth Portfolio and Fidelity Overseas Portfolio. One of the portfolios of Fidelity VIP II is available under the
Policies: the Fidelity Asset Manager Portfolio. One of the portfolios of T. Rowe Price is available under the Policies: the T. Rowe Price International Stock Portfolio. One of the series of DGPF is available under the Policies: the International Equity Series. Each of the Funds, Portfolios and Series available under the Policies (together, the "Underlying Funds") operates pursuant to different investment objectives, discussed below.

INVESTMENT IN THE SUB-ACCOUNT

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF." The accompanying prospectuses of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF describe the investment objectives and risks of each of the Underlying Funds.

Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN ACCOUNTS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "Transfer Privilege."

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

In addition, an optional Minimum Guaranteed Annuity Payout Rider is available in most jurisdictions for a separate monthly charge. See "L. Optional Minimum Guaranteed Annuity Payout Rider" under "THE VARIABLE ANNUITY POLICIES." If elected, the Rider guarantees the Annuitant a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value; or

(b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent payments and negative adjustments have been made for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
       Accumulated Value determined immediately prior to the withdrawal.

See "THE VARIABLE ANNUITY POLICIES" for information about annuity benefit payment options, selecting the Annuity Date, and how annuity payments are calculated.

CANCELLATION RIGHTS

The Policy Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL OR SURRENDER."

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see "CHARGES AND DEDUCTIONS."

A.  SURRENDER CHARGE

No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

B.  ANNUAL POLICY FEE

A Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

C.  PREMIUM TAXES

A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes."

D.  SEPARATE ACCOUNT ASSET CHARGES

The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

E.  TRANSFER CHARGE

The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Policy Owner has elected automatic transfers, the first automatic transfer will count as one transfer towards the twelve which are guaranteed to be free of charge.

F.  CHARGES OF THE UNDERLYING FUND

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. These charges vary among the Underlying Funds.

G.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER CHARGE

Subject to state availability, the Owner may elect the following optional Rider. A separate monthly charge is made for the Rider which is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month and on the date the Rider is terminated by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period.....       0.25%
Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting
  period...................................................................       0.15%

For a description of this Rider, see "D. Optional Minimum Guaranteed Annuity Payout Rider Charge" under "CHARGES AND DEDUCTIONS," and "L. Optional Minimum Guaranteed Annuity Payout Rider" under "THE VARIABLE ANNUITY POLICIES."

SURRENDER OR PARTIAL REDEMPTION. At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its current value, minus the Policy Fee and any applicable surrender charge, or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "Surrender" and "Partial Redemption," "Surrender Charge," and "FEDERAL TAX CONSIDERATIONS."

DEATH BENEFIT. If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value under the Policy, or (b) the sum of the gross payment(s) made under the Policy reduced proportionally to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "Death Benefit."

SALES OF POLICIES. The Policies were originally sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies were also sold by certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable a annuity policies. See "Sales Expense." These policies are no longer being issued.

                            PERFORMANCE INFORMATION

Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Policy, the Sub-Accounts and the Underlying Funds and also assume that the Policy is surrendered at the end of the applicable period. Performance in Tables 1B and 2B do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. (Performance numbers under policies issued by First Allmerica Financial Life Insurance Company (A3018-94) are shown in Appendix B).

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Policy fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of the optional Minimum Guaranteed Annuity Payout Rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Policy fee and assumes that the Policy is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as those in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Policy.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                SUB-ACCOUNT    FOR YEAR                  SINCE
                                                                 INCEPTION       ENDED         5      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                           DATE        12/31/98      YEARS    SUB-ACCOUNT
-------------------------------------------------------------  -------------  -----------  ---------  ------------
Select International Equity Fund.............................        5/3/94         6.63%     N/A           9.76%
DGPF International Equity Series.............................        5/6/93         0.80%      8.14%        9.69%
Fidelity VIP Overseas Portfolio..............................        9/5/91         3.02%      7.26%        8.19%
T. Rowe Price International Stock Portfolio..................        5/1/95         6.11%     N/A           8.13%
Select Aggressive Growth Fund................................       9/16/92         0.89%     12.52%       15.36%
Select Capital Appreciation Fund.............................       4/30/95         4.12%     N/A          17.51%
Select Value Opportunity Fund................................        5/2/93        -4.23%     10.69%       12.59%
Select Growth Fund...........................................       9/16/92        25.33%     19.80%       16.55%
Growth Fund..................................................        9/4/91         9.34%     16.55%       14.46%
Fidelity VIP Growth Portfolio................................        9/5/91        29.18%     19.24%       18.72%
Equity Index Fund............................................        9/4/91        18.32%     21.05%       17.32%
Select Growth and Income Fund................................       9/16/92         6.60%     15.46%       13.54%
Fidelity VIP Equity-Income Portfolio.........................        9/5/91         1.79%     16.26%       16.39%
Fidelity VIP II Asset Manager Portfolio......................        5/4/94         5.34%     N/A          11.52%
Fidelity VIP High Income Portfolio...........................       9/24/91       -12.63%      6.34%       10.80%
Investment Grade Income Fund.................................        9/5/91        -1.33%      4.49%        6.61%
Government Bond Fund.........................................        9/8/91        -1.54%      3.59%        5.16%
Money Market Fund............................................        9/9/91        -3.52%      2.80%        2.97%

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)

                                                                SUB-ACCOUNT    FOR YEAR                  SINCE
                                                                 INCEPTION       ENDED         5      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                           DATE        12/31/98      YEARS    SUB-ACCOUNT
-------------------------------------------------------------  -------------  -----------  ---------  ------------
Select International Equity Fund.............................        5/3/94        14.82%     N/A          10.68%
DGPF International Equity Series.............................        5/6/93         8.75%      8.97%       10.24%
Fidelity VIP Overseas Portfolio..............................        9/5/91        11.14%      8.14%        8.48%
T. Rowe Price International Stock Portfolio..................        5/1/95        14.20%     N/A           9.52%
Select Aggressive Growth Fund................................       9/16/92         8.98%     13.36%       15.77%
Select Capital Appreciation Fund.............................       4/30/95        12.25%     N/A          18.67%
Select Value Opportunity Fund................................        5/2/93         3.37%     11.49%       13.12%
Select Growth Fund...........................................       9/16/92        33.51%     20.41%       16.90%
Growth Fund..................................................        9/4/91        17.62%     17.31%       14.80%
Fidelity VIP Growth Portfolio................................        9/5/91        37.50%     20.01%       19.06%
Equity Index Fund............................................        9/4/91        26.50%     21.63%       17.54%
Select Growth and Income Fund................................       9/16/92        14.77%     16.15%       13.92%
Fidelity VIP Equity-Income Portfolio.........................        9/5/91        10.03%     17.09%       16.75%
Fidelity VIP II Asset Manager Portfolio......................        5/4/94        13.41%     N/A          12.29%
Fidelity VIP High Income Portfolio...........................       9/24/91        -5.69%      7.25%       11.05%
Investment Grade Income Fund.................................        9/5/91         6.43%      5.43%        6.89%
Government Bond Fund.........................................        9/8/91         6.14%      4.48%        5.40%
Money Market Fund............................................        9/9/91         4.00%      3.72%        3.24%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                    10 YEARS OR
                                                                            FOR YEAR                   SINCE
                                                          UNDERLYING FUND     ENDED         5        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                  INCEPTION DATE    12/31/98      YEARS       IF LESS
--------------------------------------------------------  ---------------  -----------  ---------  --------------
Select International Equity Fund........................         5/2/94          6.63%     N/A            9.75%
DGPF International Equity Series........................       10/29/92          0.80%      8.14%         9.13%
Fidelity VIP Overseas Portfolio.........................        1/28/87          3.02%      7.26%         8.41%
T. Rowe Price International Stock Portfolio.............        3/31/94          6.11%     N/A            7.21%
Select Aggressive Growth Fund...........................        8/21/92          0.89%     12.52%        16.02%
Select Capital Appreciation Fund........................        4/28/95          4.12%     N/A           17.48%
Select Value Opportunity Fund                                   4/30/93         -4.23%     10.69%        12.57%
Select Growth Fund......................................        8/21/92         25.33%     19.80%        17.14%
Growth Fund.............................................        4/29/85          9.34%     16.55%        15.18%
Fidelity VIP Growth Portfolio...........................        10/9/86         29.18%     19.24%        17.51%
Equity Index Fund.......................................        9/28/90         18.32%     21.05%        18.84%
Select Growth and Income Fund...........................        8/21/92          6.60%     15.46%        13.50%
Fidelity VIP Equity-Income Portfolio....................        10/9/86          1.79%     16.26%        13.73%
Fidelity VIP II Asset Manager Portfolio.................         9/6/89          5.34%      9.47%        10.91%
Fidelity VIP High Income Portfolio......................        9/19/85        -12.63%      6.34%         9.39%
Investment Grade Income Fund............................        4/29/85         -1.33%      4.49%         7.52%
Government Bond Fund....................................        8/26/91         -1.54%      3.59%         4.95%
Money Market Fund.......................................        4/29/85         -3.52%      2.80%         4.08%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)

                                                                                                    10 YEARS OR
                                                                            FOR YEAR                   SINCE
                                                          UNDERLYING FUND     ENDED         5        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                  INCEPTION DATE    12/31/98      YEARS       IF LESS
--------------------------------------------------------  ---------------  -----------  ---------  --------------
Select International Equity Fund........................         5/2/94         14.82%     N/A           10.67%
DGPF International Equity Series........................       10/29/92          8.75%      8.97%         9.54%
Fidelity VIP Overseas Portfolio.........................        1/28/87         11.14%      8.14%         8.52%
T. Rowe Price International Stock Portfolio.............        3/31/94         14.20%     N/A            8.09%
Select Aggressive Growth Fund...........................        8/21/92          8.98%     13.36%        16.42%
Select Capital Appreciation Fund........................        4/28/95         12.25%     N/A           18.64%
Select Value Opportunity Fund...........................        4/30/93          3.37%     11.49%        13.11%
Select Growth Fund......................................        8/21/92         33.51%     20.41%        17.47%
Growth Fund.............................................        4/29/85         17.62%     17.31%        15.35%
Fidelity VIP Growth Portfolio...........................        10/9/86         37.50%     20.01%        17.72%
Equity Index Fund.......................................        9/28/90         26.50%     21.63%        18.98%
Select Growth and Income Fund...........................        8/21/92         14.77%     16.15%        13.88%
Fidelity VIP Equity-Income Portfolio....................        10/9/86         10.03%     17.09%        13.98%
Fidelity VIP II Asset Manager Portfolio.................         9/6/89         13.41%     10.21%        11.34%
Fidelity VIP High Income Portfolio......................        9/19/85         -5.69%      7.25%         9.50%
Investment Grade Income Fund............................        4/29/85          6.43%      5.43%         7.61%
Government Bond Fund....................................        8/26/91          6.14%      4.48%         5.19%
Money Market Fund.......................................        4/29/85          4.00%      3.72%         4.11%

          DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST,
             FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company (the "Company") is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, the Company had over $14 billion in assets and over $26 billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995, and adopted its present name. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries (including the Company) had over $27 billion in combined assets and over $48 billion in life insurance in force.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT. The Separate Account is a separate investment account of the Company referred to as Separate Account VA-K. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. There are 18 Sub-Accounts available under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Board of Directors of the Company authorized the Separate Account on November 1, 1990. The Variable Account meets the definition of a "separate account" under federal securities law and is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, to serve as an investment medium for assets of various separate accounts established by the Company or other insurance companies. Eleven investment portfolios of the Trust are currently available under the Policy, each issuing a series of shares: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.

Allmerica Financial Investment Management Services, Inc. serves as the investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "Investment Advisory Services to the Trust."

VARIABLE INSURANCE PRODUCTS FUND. Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the Portfolios of Fidelity VIP pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP and Fidelity VIP II."

VARIABLE INSURANCE PRODUCTS FUND II. Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above) is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policy: Fidelity VIP II Asset Manager Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "Investment Advisory Services to T. Rowe Price"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. One of its affiliates, T. Rowe Price Associates, Inc., serves as the Sub-Adviser to the Select Capital Appreciation Fund.

DELAWARE GROUP PREMIUM FUND, INC. Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance contracts. One investment portfolio ("Series") is available under the Policy, the International Equity Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). See "Investment Advisory Services to DGPF."

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. The Underlying Funds are listed by general investment risk characteristics. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

SELECT INTERNATIONAL EQUITY FUND -- The Select International Equity Fund of the Trust seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- The International Equity Series of DGPF seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP OVERSEAS PORTFOLIO -- The Overseas Portfolio of Fidelity VIP seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- The T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- The Select Aggressive Growth Fund of the Trust seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- The Select Capital Appreciation Fund of the Trust seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SELECT VALUE OPPORTUNITY FUND -- The Select Value Opportunity Fund of the Trust seeks long-term growth by investing principally in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT GROWTH FUND -- The Select Growth Fund of the Trust seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

GROWTH FUND -- The Growth Fund of the Trust is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

FIDELITY VIP GROWTH PORTFOLIO -- The Growth Portfolio of Fidelity VIP seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

EQUITY INDEX FUND -- The Equity Index Fund of the Trust seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

SELECT GROWTH AND INCOME FUND -- The Select Growth and Income Fund of the Trust seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- The Equity-Income Portfolio of Fidelity VIP seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- The Asset Manager Portfolio of Fidelity VIP II seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP HIGH INCOME PORTFOLIO -- The High Income Portfolio of Fidelity VIP seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. See the Fidelity VIP prospectus.

INVESTMENT GRADE INCOME FUND -- The Investment Grade Income Fund of the Trust is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

GOVERNMENT BOND FUND -- The Government Bond Fund of the Trust has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

MONEY MARKET FUND -- The Money Market Fund of the Trust is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY SERVICES TO THE TRUST. The Trustees have overall responsibility for the supervision of the affairs of the Trust. The Trustees have entered into an agreement (" Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("Manager") to handle the day-to-day affairs of the Trust. The Manager, subject to review by the Trustees, is responsible for the general management of the Funds of the Trust. The Manager also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager.

Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, reports to shareholders, and other expenses.

For providing its services under the Management Agreement, the Manager will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund of the Trust as follows:

Select International Equity Fund           First $100 million                1.00%
                                            Next $150 million                0.90%
                                            Over $250 million                0.85%

Select Aggressive Growth Fund              First $100 million                1.00%
                                            Next $150 million                0.90%
                                            Over $250 million                0.85%

Select Capital Appreciation Fund           First $100 million                1.00%
                                            Next $150 million                0.90%
                                            Over $250 million                0.85%

Select Value Opportunity Fund              First $100 million                1.00%
                                            Next $150 million                0.85%
                                            Next $250 million                0.80%
                                            Next $250 million                0.75%
                                            Over $750 million                0.70%

Select Growth Fund                         First $250 million                0.85%
                                            Next $250 million                0.80%
                                            Next $250 million                0.75%
                                            Over $750 million                0.70%

Growth Fund                                First $250 million                0.60%
                                            Next $250 million                0.40%
                                            Over $500 million                0.35%

Equity Index Fund                           First $50 million                0.35%
                                            Next $200 million                0.30%
                                            Over $250 million                0.25%

Select Growth and Income Fund              First $100 million                0.75%
                                            Next $150 million                0.70%
                                            Over $250 million                0.65%

Investment Grade Income Fund                First $50 million                0.50%
                                            Next $50 million                 0.45%
                                            Over $100 million                0.40%

Government Bond Fund                                *                        0.50%

Money Market Fund                           First $50 million                0.35%
                                            Next $200 million                0.25%
                                            Over $250 million                0.20%

* For the Government Bond Fund, the rate applicable to the Manager does not vary according to the level of assets in the Fund.

The Manager's fee, computed for each Fund, will be paid from the assets of such Fund. Pursuant to the Management Agreement with the Trust, the Manager has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of the Trust. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The Manager is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. Allmerica Asset Management, Inc., the Sub-Adviser for the Equity Index Fund, the Investment

Grade Income Fund, the Government Bond Fund and the Money Market Fund, is an indirect wholly owned subsidiary of AFC and an affiliate of the Company.

The prospectus of the Trust contains additional information concerning the Funds, including information about additional expenses paid by the Funds, and should be read in conjunction with this Prospectus.

INVESTMENT ADVISORY SERVICES TO FIDELITY VIP AND FIDELITY VIP II FUNDS -- For managing investments and business affairs, each Portfolio pays a monthly management fee to FMR. The prospectuses of Fidelity VIP and VIP II contain additional information concerning the Portfolios, including information about additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.

The Fidelity VIP High Income Portfolio's annual fee rate is made up of the sum of two components:

1. A group fee rate based on the average net assets of all the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.37%, and drops as the total assets under management increase.

2. An individual fund fee rate of 0.45% for the Fidelity VIP High Income Portfolio.

The annual fee rates of the Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager and Fidelity VIP Overseas Portfolios each are made of two components:

1. A group fee rate based on the average net assets of all the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.52%, and drops as the total assets under management increase.

2. An individual fund fee rate of 0.20% for the Fidelity VIP Equity-Income Portfolio, 0.30% for the Fidelity VIP Growth Portfolio, 0.25% for the Fidelity VIP II Asset Manager Portfolio and 0.45% for the Fidelity VIP Overseas Portfolio.

Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets. The Fidelity VIP Growth Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP II Asset Manager Portfolio may have a fee as high as 0.77% of its average net assets. The Fidelity VIP Overseas Portfolio may have a fee as high as 0.97% of its average net assets.

INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE.  The Investment Adviser for the
T. Rowe Price International Stock Portfolio is Rowe Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers with approximately $32 billion (as of December 31, 1998) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

INVESTMENT ADVISORY SERVICES TO DGPF. Each Series of DGPF pays an investment adviser an annual fee for managing the Portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series to Delaware International is based on the average daily net assets of the Series as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on net assets in excess of $2,500 million.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide a retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT." With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectus and Statement of Additional Information of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF.

A.  SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy Value is divided into three categories: (1) New Payments -- purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments -- purchase payments invested in the Policy for more than nine years; and (3) the amount available under the Free Withdrawal Provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Subject to state law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals: All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

 YEARS FROM DATE
       OF
 PAYMENT TO DATE   CHARGE AS PERCENTAGE OF
       OF               NEW PAYMENTS
   WITHDRAWAL             WITHDRAWN
-----------------  -----------------------
      0 - 2                      8%
        3                        7%
        4                        6%
        5                        5%
        6                        4%
        7                        3%
        8                        2%
        9                        1%
   more than 9                   0%

The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:   The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed ("Cumulative Earnings");

Where (2) is:   10% of the Accumulated Value as of the Valuation Date
                coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where (3) is:   The amount calculated under the Company's life expectancy
                distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution
                (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Policies in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Policy, net of the applicable surrender charge on New Payments, the Policy fee, and any tax withholding, if applicable. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "C. Surrender" and "D. Partial Redemption" under "THE VARIABLE ANNUITY POLICIES," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options) or involving a non-commutable period certain of a duration of ten years or more.

SALES EXPENSE. The Company pays sales commissions, not to exceed 6% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of policy value.

B.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge is deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy value at the time such determination is made.

C.  POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee currently is waived for Policies issued to a trustee of a 401(k) plan, but the Company reserves the right to impose the Policy fee on such Policies.

Where Policy value has been allocated to more than one account (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the Policy value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Policy value in that account represents of the total Accumulated Value under the Policy. The deduction of the Policy fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.


D.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER CHARGE


Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Policy at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts and the Fixed Account (based on the relative value that the Accumulation Units of the Sub-Accounts and the dollar amounts in the Fixed Account bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout Rider with ten-year waiting period................      0.25%
Minimum Guaranteed Annuity Payout Rider with fifteen-year waiting period............      0.15%


For a description of the Rider, see "L. Optional Minimum Guaranteed Annuity Payout Rider" under "THE VARIABLE ANNUITY POLICIES."


E.  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy Fee (described under C. Policy Fee) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Policy Owner has elected automatic transfers, the first automatic transfer will count as one transfer which are guaranteed to be free of charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information conderning expenses of the Underlying Funds.

                         THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

Policy Owners may direct any inquiries to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-533-7881.

A.  PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the Accounts, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy at any time prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more accounts, a net amount of at least $10 of each payment must be allocated to each account.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. If telephone requests are elected by the Policy Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone may include requirements that callers on behalf of a Policy Owner identify themselves by name and identify the Annuitant by name, date of birth, and social security number or PIN number. All transfer instructions by telephone are tape recorded.

B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

D.  TRANSFER PRIVILEGE

At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written request or, if a properly completed authorization is on file, pursuant to a telephone request.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

The Company reserves the right to impose limitations on transfers including, but not limited to (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Money Market Fund or the Government Bond Fund (the "source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and (3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer or rebalancing and all subsequent transfers or rebalancings effected in a Policy year under that request count as one transfer towards the 12 transfers which are guaranteed to be free of a transfer charge each Policy year. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

E.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See "CHARGES AND DEDUCTIONS." The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F.  PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under "CHARGES AND DEDUCTIONS."

Where allocations have been made to more than one account, a percentage of the partial redemption may be allocated to each such account. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.

Each partial redemption must be a minimum of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "E. Surrender."

After the Annuity Date, only Policies under which a period certain option has been elected may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

G.  DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "H. The Spouse of the Owner as Beneficiary." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of
(1) the Accumulated Value under the Policy next determined following receipt of due proof of death at the Principal Office, (2) the total amount of gross payments made under the Policy reduced proportionally to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. A partial withdrawal will reduce the gross payments available as a death benefit under (2) in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

(3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

I.  ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see "FEDERAL TAX CONSIDERATIONS."

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the Accounts selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by state law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the maximum annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Policy.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Equity Index Fund, the Growth Fund and the Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the payee with the guarantee that if the payee should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the payee. It would be possible under this option for the payee to receive only one annuity benefit payment if the payee dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the payee dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the payee, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

Where:  (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

        (2) is the number of monthly payments paid prior to the death of the payee.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY. A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. This option may be commutable, that is, the payee reserves the right to receive a lump sum in place of installments, if specifically requested at the time benefits begin.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

L.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER

An optional Minimum Guaranteed Annuity Payout Rider is available for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to the conditions described below. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

    (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent payments and negative adjustments have been made for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ---------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS OF ELECTION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

    - The Owner may elect the Minimum Guaranteed Annuity Payout Rider at Policy issue or at any time thereafter, however, if the Rider is not elected within thirty days after Policy issue or within thirty days after a Policy anniversary date, the effective date of the Rider will be the following Policy anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

EXERCISING THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

    - The Owner may only exercise the Minimum Guaranteed Annuity Payout Rider within thirty days after any Policy anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Policy.

TERMINATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

    - The Owner may not terminate the Minimum Guaranteed Annuity Payout Rider prior to the seventh Policy anniversary after the effective date of the Rider, unless such termination occurs on or within thirty days after any Policy anniversary and in conjunction with the repurchase of a Minimum Guaranteed Annuity Payout Rider with a waiting period of equal or greater length at its then current price, if available.

    - After the seventh Policy anniversary from the effective date of the Rider the Owner may terminate the Rider at any time.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Policy anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Policy or the date that a death benefit is payable if the Policy is not continued under "H. The Spouse of the Owner as Beneficiary" (see "THE VARIABLE ANNUITY POLICIES").

From time to time the Company may illustrate minimum guaranteed income amounts under the Minimum Guaranteed Annuity Payout Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Policy during the accumulation phase, annuity payout periods, annuity payout options and Minimum Guaranteed Annuity Payout Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Minimum Guaranteed Annuity Payout Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                   MINIMUM
    POLICY       GUARANTEED       MINIMUM
  ANNIVERSARY      BENEFIT       GUARANTEED
  AT EXERCISE       BASE      ANNUAL INCOME(1)
---------------  -----------  ----------------
          10      $ 162,889      $   12,153
          15      $ 207,892      $   17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "K. Description of Variable Annuity Payout Options."

The Minimum Guaranteed Annuity Payout Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Accumulated Value at current annuity factors. Therefore, the Rider should be regarded as a safety net. As described above, withdrawals will reduce the benefit base.

M.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

N.  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "M. Norris Decision" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For commutable period certain options and any period certain option of less than ten years, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

THE FIRST PERIODIC ANNUITY BENEFIT PAYMENT IS BASED UPON THE ACCUMULATED VALUE AS OF A DATE NOT MORE THAN FOUR WEEKS PRECEDING THE DATE THAT THE FIRST ANNUITY BENEFIT PAYMENT IS DUE. THE COMPANY TRANSMITS VARIABLE ANNUITY BENEFIT PAYMENTS FOR RECEIPT BY THE PAYEE BY THE FIRST OF A MONTH. VARIABLE ANNUITY BENEFIT PAYMENTS ARE CURRENTLY BASED ON UNIT VALUES AS OF THE 15TH DAY OF THE PRECEDING MONTH.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the Minimum Guaranteed Annuity Payout Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit
Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "L. Optional Minimum Guaranteed Annuity Payout Rider," above.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Policy.

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity policies is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Separate Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on a policy, for any taxable year of an owner, would be treated as ordinary income received or accrued by the owner. It is anticipated that the Series of Delaware Group Premium Fund, Inc., in this Contract will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

In addition, traditionally in order for a variable annuity policy to qualify for tax deferral, the Company, and not the variable policy owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity policy owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity policy owner may be considered the owner of segregated account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Policy as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity policies.

A.  QUALIFIED AND NON-QUALIFIED POLICIES

From a federal tax viewpoint there are two types of variable annuity policies:
"qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified policies, see Section D below.

B.  TAXATION OF THE POLICIES IN GENERAL

The Company believes that the Policy described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity policy under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Policy may not be considered an annuity for tax purposes and therefore, the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisers for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Policy's Accumulated Value is not taxable to the Owner until it is withdrawn from the Policy. If the Policy is surrendered or amounts are withdrawn prior to the annuity date, any withdrawal of investment gain in value over the cost basis of the Policy will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity policy prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the policy over the taxpayer's "investment in the policy." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Policy" is the total of all payments to the Policy which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same owner during a single calendar year be treated as one policy in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age

59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity policies owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity policies for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity policies purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity policy under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity policies. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified policies and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified policies. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Policy made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity policy used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity policy for use in funding a qualified plan, more specific information should be obtained.

A qualified Policy may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Policy. Individuals purchasing a qualified Policy should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "Right to Cancel All Other Policies."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or Simple IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA policies should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the policies.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA policy after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA policy issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all accounts. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Series. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting Policy Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

If any of these substitutions or changes is made, the Company may, by appropriate endorsement, change the Policy to reflect the substitution or change and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from Separate Account VA-K or Sub-Account to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act, and (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act. The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account or of the Sub-Accounts.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS


The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.


                                    SERVICES

The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Owners. Currently, the Company receives service fees with respect to the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Underlying Funds held by the Separate Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Separate Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

                              YEAR 2000 COMPLIANCE

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.

The Company has initiated formal communications with all of its suppliers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the Company's involvement on a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material adverse effect on the Company. The Company does not believe that it has material exposure to contingencies related to the Year 2000 issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

The cost of the Year 2000 project will be expensed as incurred and is being funded primarily through a reallocation of resources from discretionary projects and a reduction in systems maintenance and support costs. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. The Company and its affiliates have incurred and expensed approximately $54 million related to the assessment, plan development and substantial completion of the Year 2000 project, through December 31, 1998. The total remaining cost of the project is estimated between $20-30 million.

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              POLICY NO. A3018-94
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3018-93), except as follows:

    1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries had over $27 billion in combined assets and over $48 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester MA 01653, Telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

First Allmerica is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

    2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91 and A3018-93 the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.

    3. The minimum interest rate credited to amounts allocated to the General Account respecting A3018-93 and A3018-94 is 3% compounded annually. For A3018-91 the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

    4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3018-93 applies to the most recent fifth year Policy anniversary and the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

    5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

    6. The transfer provisions of A3018-91 are identical to those of A3018-93. Under A3018-94, the General Account restrictions described in the third paragraph of "D. Transfer Privilege" are deleted and replaced with the following:

Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

    7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and A3018-94 and should be referred to rather than examples (1)(a) and (1)(b) on page 9 of this Prospectus:


(1)(a) If, at the end of the applicable period, you surrender your Policy or annuitize under a commutable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and no rider:


WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $      97    $     140    $     177    $     282
DGPF International Equity Series.............................................   $      97    $     138    $     173    $     275
Fidelity VIP Overseas Portfolio..............................................   $      96    $     137    $     171    $     271
T. Rowe Price International Stock Portfolio..................................   $      98    $     141    $     178    $     285
Select Aggressive Growth Fund................................................   $      97    $     138    $     173    $     275
Select Capital Appreciation Fund.............................................   $      97    $     141    $     178    $     284
Select Value Opportunity Fund................................................   $      97    $     139    $     175    $     278
Select Growth Fund...........................................................   $      96    $     135    $     169    $     266
Growth Fund..................................................................   $      92    $     124    $     150    $     228
Fidelity VIP Growth Portfolio................................................   $      94    $     130    $     160    $     248
Equity Index Fund............................................................   $      91    $     120    $     143    $     215
Select Growth and Income Fund................................................   $      94    $     131    $     162    $     253
Fidelity VIP Equity-Income Portfolio.........................................   $      93    $     127    $     155    $     238
Fidelity VIP II Asset Manager Portfolio......................................   $      93    $     129    $     158    $     244
Fidelity VIP High Income Portfolio...........................................   $      94    $     130    $     161    $     250
Investment Grade Income Fund.................................................   $      92    $     125    $     152    $     231
Government Bond Fund.........................................................   $      93    $     129    $     158    $     244
Money Market Fund............................................................   $      90    $     119    $     141    $     210

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize under a commutable period certain option or noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:


WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $     100    $     148    $     189    $     307
DGPF International Equity Series.............................................   $      99    $     146    $     186    $     300
Fidelity VIP Overseas Portfolio..............................................   $      99    $     144    $     184    $     296
T. Rowe Price International Stock Portfolio..................................   $     100    $     149    $     191    $     309
Select Aggressive Growth Fund................................................   $      99    $     146    $     186    $     300
Select Capital Appreciation Fund.............................................   $     100    $     148    $     190    $     308
Select Value Opportunity Fund................................................   $      99    $     146    $     187    $     303
Select Growth Fund...........................................................   $      98    $     143    $     181    $     291
Growth Fund..................................................................   $      94    $     132    $     163    $     254
Fidelity VIP Growth Portfolio................................................   $      96    $     137    $     172    $     273
Equity Index Fund............................................................   $      93    $     128    $     156    $     241
Select Growth and Income Fund................................................   $      97    $     139    $     175    $     278
Fidelity VIP Equity-Income Portfolio.........................................   $      95    $     134    $     167    $     263
Fidelity VIP II Asset Manager Portfolio......................................   $      96    $     136    $     170    $     269
Fidelity VIP High Income Portfolio...........................................   $      97    $     138    $     173    $     275
Investment Grade Income Fund.................................................   $      95    $     133    $     164    $     257
Government Bond Fund.........................................................   $      96    $     136    $     170    $     269
Money Market Fund............................................................   $      93    $     127    $     154    $     237

    8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              EXECANNUITY PLUS '94

                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                          SUB-ACCOUNT   FOR YEAR                  SINCE
                                           INCEPTION     ENDED                 INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND     DATE       12/31/98    5 YEARS    SUB-ACCOUNT
----------------------------------------  -----------  ----------  ----------  ------------
Select International Equity Fund........      5/3/94        6.63%        N/A         9.76%
DGPF International Equity Series........     4/20/94        0.82%        N/A         8.26%
Fidelity VIP Overseas Portfolio.........     4/20/94        3.03%        N/A         7.18%
T. Rowe Price International Stock
 Portfolio..............................      5/1/95        6.08%        N/A         8.10%
Select Aggressive Growth Fund...........     4/20/94        0.87%        N/A        14.90%
Select Capital Appreciation Fund........     4/30/95        4.10%        N/A        17.49%
Select Value Opportunity Fund...........     4/20/94       -4.25%        N/A        12.81%
Select Growth Fund......................     4/20/94       25.30%        N/A        23.45%
Growth Fund.............................     4/20/94        9.40%        N/A        19.07%
Fidelity VIP Growth Portfolio...........     4/20/94       29.18%        N/A        22.88%
Equity Index Fund.......................     4/21/94       18.32%        N/A        23.59%
Select Growth and Income Fund...........     4/20/94        6.60%        N/A        17.47%
Fidelity VIP Equity-Income Portfolio....     4/20/94        1.81%        N/A        17.87%
Fidelity VIP II Asset Manager
 Portfolio..............................     5/11/94        5.35%        N/A        11.79%
Fidelity VIP High Income Portfolio......     4/20/94      -12.66%        N/A         7.34%
Investment Grade Income Fund............     4/21/94       -1.29%        N/A         5.66%
Government Bond Fund....................     4/20/94       -1.53%        N/A         4.34%
Money Market Fund.......................     4/10/94       -3.54%        N/A         2.84%

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                           SUB-ACCOUNT   FOR YEAR                  SINCE
                                            INCEPTION     ENDED                 INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND      DATE       12/31/98    5 YEARS    SUB-ACCOUNT
-----------------------------------------  -----------  ----------  ----------  ------------
Select International Equity Fund.........      5/3/94       14.82%        N/A        10.68%
DGPF International Equity Series.........     4/20/94        8.76%        N/A         9.14%
Fidelity VIP Overseas Portfolio..........     4/20/94       11.14%        N/A         8.11%
T. Rowe Price International Stock
 Portfolio...............................      5/1/95       14.20%        N/A         9.52%
Select Aggressive Growth Fund............     4/20/94        8.98%        N/A        15.76%
Select Capital Appreciation Fund.........     4/30/95       12.25%        N/A        18.67%
Select Value Opportunity Fund............     4/20/94        3.37%        N/A        13.64%
Select Growth Fund.......................     4/20/94       33.51%        N/A        24.08%
Growth Fund..............................     4/20/94       17.62%        N/A        19.79%
Fidelity VIP Growth Portfolio............     4/20/94       37.50%        N/A        23.65%
Equity Index Fund........................     4/21/94       26.50%        N/A        24.19%
Select Growth and Income Fund............     4/20/94       14.77%        N/A        18.19%
Fidelity VIP Equity-Income Portfolio.....     4/20/94       10.04%        N/A        18.70%
Fidelity VIP II Asset Manager
 Portfolio...............................     5/11/94       13.41%        N/A        12.56%
Fidelity VIP High Income Portfolio.......     4/20/94       -5.69%        N/A         8.32%
Investment Grade Income Fund.............     4/21/94        6.43%        N/A         6.57%
Government Bond Fund.....................     4/20/94        6.14%        N/A         5.27%
Money Market Fund........................     4/10/94        4.00%        N/A         3.84%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                       UNDERLYING                             10 YEARS OR
                                          FUND        FOR YEAR                   SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING     INCEPTION      ENDED                   INCEPTION
FUND                                      DATE        12/31/98    5 YEARS       IF LESS
------------------------------------  -------------  ----------  ----------  --------------
Select International Equity Fund....       5/2/94         6.63%        N/A          9.75%
DGPF International Equity Series....     10/29/92         0.82%       8.14%         9.13%
Fidelity VIP Overseas Portfolio.....      1/28/87         3.03%       7.28%         8.42%
T. Rowe Price International Stock
 Portfolio..........................      3/31/94         6.08%        N/A          7.18%
Select Aggressive Growth Fund.......      8/21/92         0.87%      12.49%        15.99%
Select Capital Appreciation Fund....      4/28/95         4.10%        N/A         17.45%
Select Value Opportunity Fund.......      4/30/93        -4.25%      10.67%        12.54%
Select Growth Fund..................      8/21/92        25.30%      19.78%        17.11%
Growth Fund.........................      4/29/85         9.40%      16.61%        15.18%
Fidelity VIP Growth Portfolio.......      10/9/86        29.18%      19.23%        17.49%
Equity Index Fund...................      9/28/90        18.32%      21.06%        18.84%
Select Growth and Income Fund.......      8/21/92         6.60%      15.46%        13.49%
Fidelity VIP Equity-Income
 Portfolio..........................      10/9/86         1.81%      16.28%        13.83%
Fidelity VIP II Asset Manager
 Portfolio..........................       9/6/89         5.35%       9.46%        10.92%
Fidelity VIP High Income
 Portfolio..........................      9/19/85       -12.66%       6.31%         9.36%
Investment Grade Income Fund........      4/29/85        -1.29%       4.54%         7.57%
Government Bond Fund................      8/26/91        -1.53%       3.60%         5.30%
Money Market Fund...................      4/29/85        -3.54%       2.77%         4.05%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                        UNDERLYING                             10 YEARS OR
                                           FUND        FOR YEAR                   SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING      INCEPTION      ENDED                   INCEPTION
FUND                                       DATE        12/31/98    5 YEARS       IF LESS
-------------------------------------  -------------  ----------  ----------  --------------
Select International Equity Fund.....       5/2/94        14.82%        N/A         10.67%
DGPF International Equity Series.....     10/29/92         8.76%       8.97%         9.54%
Fidelity VIP Overseas Portfolio......      1/28/87        11.14%       8.14%         8.51%
T. Rowe Price International Stock
 Portfolio...........................      3/31/94        14.20%        N/A          8.09%
Select Aggressive Growth Fund........      8/21/92         8.98%      13.35%        16.40%
Select Capital Appreciation Fund.....      4/28/95        12.25%        N/A         18.64%
Select Value Opportunity Fund........      4/30/93         3.37%      11.49%        13.08%
Select Growth Fund...................      8/21/92        33.51%      20.41%        17.47%
Growth Fund..........................      4/29/85        17.62%      17.32%        15.31%
Fidelity VIP Growth Portfolio........      10/9/86        37.50%      20.01%        17.71%
Equity Index Fund....................      9/28/90        26.50%      21.63%        18.97%
Select Growth and Income Fund........      8/21/92        14.77%      16.15%        13.87%
Fidelity VIP Equity-Income
 Portfolio...........................      10/9/86        10.04%      17.09%        14.07%
Fidelity VIP II Asset Manager
 Portfolio...........................       9/6/89        13.41%      10.21%        11.34%
Fidelity VIP High Income Portfolio...      9/19/85        -5.69%       7.25%         9.49%
Investment Grade Income Fund.........      4/29/85         6.43%       5.43%         7.61%
Government Bond Fund.................      8/26/91         6.14%       4.48%         5.52%
Money Market Fund....................      4/29/85         4.00%       3.71%         4.11%

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                      YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------------------------
SUB-ACCOUNTS                                 1998        1997        1996        1995        1994       1993       1992
----------------------------------------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period...................       1.398       1.355       1.127       0.956       1.000        N/A        N/A
  End of Period.........................       1.605       1.398       1.355       1.127       0.956        N/A        N/A
Units Outstanding at End of Period (in
  thousands)............................     130,011     115,585      77,485      37,680      12,530        N/A        N/A
DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period...................       1.596       1.519       1.284       1.143       1.129      1.000        N/A
  End of Period.........................       1.736       1.596       1.519       1.284       1.143      1.129        N/A
Units Outstanding at End of Period (in
  thousands)............................      68,279      62,134      44,416      34,692      26,924      6,681        N/A
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period...................       1.632       1.484       1.330       1.230       1.226      0.906      1.030
  End of Period.........................       1.814       1.632       1.484       1.330       1.230      1.226      0.906
Units Outstanding at End of Period (in
  thousands)............................      59,052      56,689      63,050      65,256      59,774     25,395      6,728
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period...................       1.222       1.203       1.064       1.000         N/A        N/A        N/A
  End of Period.........................       1.396       1.222       1.203       1.064         N/A        N/A        N/A
Units Outstanding at End of Period (in
  thousands)............................      68,367      59,832      35,915      10,882         N/A        N/A        N/A
SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...................       2.305       1.970       1.686       1.292       1.342      1.139      1.000
  End of Period.........................       2.513       2.305       1.970       1.686       1.292      1.342      1.139
Units Outstanding at End of Period (in
  thousands)............................     125,758     106,790      89,974      70,349      54,288     26,158      2,019
SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...................       1.670       1.482       1.383       1.000         N/A        N/A        N/A
  End of Period.........................       1.875       1.670       1.482       1.383         N/A        N/A        N/A
Units Outstanding at End of Period (in
  thousands)............................      80,048      70,932      52,927      16,096         N/A        N/A        N/A
SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period...................       1.945       1.580       1.249       1.075       1.167      1.000        N/A
  End of Period.........................       2.011       1.945       1.580       1.249       1.075      1.167        N/A
Units Outstanding at End of Period (in
  thousands)............................      99,750      85,126      60,145      43,433      33,049      9,902        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------------------------
SUB-ACCOUNTS                                 1998        1997        1996        1995        1994       1993       1992
----------------------------------------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
SELECT GROWTH FUND
Unit Value:
  Beginning of Period...................       2.001       1.514       1.259       1.024       1.055      1.058      1.000
  End of Period.........................       2.671       2.001       1.514       1.259       1.024      1.055      1.058
Units Outstanding at End of Period (in
  thousands)............................     121,005      96,643      62,633      47,078      38,415     26,064      3,039
GROWTH FUND
Unit Value:
  Beginning of Period...................       2.336       1.894       1.599       1.221       1.236      1.175      1.111
  End of Period.........................       2.748       2.336       1.894       1.599       1.221      1.236      1.175
Units Outstanding at End of Period (in
  thousands)............................     164,914     156,173     135,573     116,008     102,399     72,609     34,373
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...................       2.608       2.143       1.895       1.419       1.440      1.224      1.135
  End of Period.........................       3.586       2.608       2.143       1.895       1.419      1.440      1.224
Units Outstanding at End of Period (in
  thousands)............................     149,009     148,211     142,450     116,485      90,717     49,136     18,253
EQUITY INDEX FUND
Unit Value:
  Beginning of Period...................       2.581       1.977       1.640       1.221       1.266      1.135      1.074
  End of Period.........................       3.265       2.581       1.977       1.640       1.221      1.226      1.135
Units Outstanding at End of Period (in
  thousands)............................     107,625      85,344      57,428      39,534      29,176     22,466      9,535
SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period...................       1.978       1.638       1.370       1.066       1.074      0.987      1.000
  End of Period.........................       2.270       1.978       1.638       1.370       1.066      1.074      0.987
Units Outstanding at End of Period (in
  thousands)............................     119,107     103,543      82,434      63,841      51,098     31,846      4,711
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................       2.824       2.236       1.185       1.490       1.412      1.211      1.051
  End of Period.........................       3.107       2.824       2.236       1.185       1.490      1.412      1.211
Units Outstanding at End of Period (in
  thousands)............................     187,989     180,001     167,000     139,145     104,356     61,264     17,855
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period...................       1.514       1.273       1.127       0.977       1.000        N/A        N/A
  End of Period.........................       1.717       1.514       1.273       1.127       0.977        N/A        N/A
Units Outstanding at End of Period (in
  thousands)............................      69,704      55,551      42,415      33,444      20,720        N/A        N/A
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................       2.272       1.958       1.743       1.465       1.510      1.270      1.047
  End of Period.........................       2.142       2.272       1.958       1.743       1.465      1.510      1.270
Units Outstanding at End of Period (in
  thousands)............................      97,829      76,343      53,956      38,042      27,041     13,583      3,625

                                                                      YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------------------------
SUB-ACCOUNTS                                 1998        1997        1996        1995        1994       1993       1992
----------------------------------------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period...................       1.530       1.418       1.390       1.073       1.250      1.145      1.073
  End of Period.........................       1.629       1.530       1.418       1.390       1.196      1.250      1.145
Units Outstanding at End of Period (in
  thousands)............................     102,088      86,816      79,054      69,168      57,454     48,488     15,428
GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period...................       1.384       1.311       1.285       1.152       1.179      1.112      1.075
  End of Period.........................       1.469       1.384       1.311       1.285       1.152      1.179      1.112
Units Outstanding at End of Period (in
  thousands)............................      48,930      35,261      30,921      31,710      32,519     60,265     29,844
MONEY MARKET FUND
Unit Value:
  Beginning of Period...................       1.214       1.167       1.124       1.077       1.051      1.035      1.013
  End of Period.........................       1.262       1.214       1.167       1.124       1.077      1.051      1.035
Units Outstanding at End of Period (in
  thousands)............................     128,730      91,676      92,354      69,311      37,668     30,815     30,778

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                                     YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------
SUB-ACCOUNTS                                                            1998       1997       1996       1995       1994
--------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period...............................................      1.398      1.355      1.128      0.956      1.000
  End of Period.....................................................      1.605      1.398      1.355      1.128      0.956
Number of Units Outstanding at End of Period (in thousands).........      9,713      8,076      5,068      2,093        446
DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period...............................................      1.387      1.319      1.115      0.993      1.000
  End of Period.....................................................      1.508      1.387      1.319      1.115      0.993
Number of Units Outstanding at End of Period (in thousands).........      4,148      3,266      2,023      1,304        667
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.298      1.180      1.058      0.978      1.000
  End of Period.....................................................      1.443      1.298      1.180      1.058      0.978
Number of Units Outstanding at End of Period (in thousands).........      4,358      3,601      3,114      2,804      1,697
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.222      1.203      1.064      1.000        N/A
  End of Period.....................................................      1.396      1.222      1.203      1.064        N/A
Number of Units Outstanding at End of Period (in thousands).........      5,670      4,536      2,506        542        N/A
SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...............................................      1.825      1.560      1.335      1.023      1.000
  End of Period.....................................................      1.989      1.825      1.560      1.335      1.023
Number of Units Outstanding at End of Period (in thousands).........     10,282      7,947      5,681      2,907      1,211
SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...............................................      1.670      1.482      1.115      1.000        N/A
  End of Period.....................................................      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at End of Period (in thousands).........      5,947      5,197      3,849      1,069        N/A
SMALL-MID CAP VALUE FUND
Unit Value:
  Beginning of Period...............................................      1.764      1.433      1.131      0.975      1.000
  End of Period.....................................................      1.823      1.764      1.433      1.131      0.975
Number of Units Outstanding at End of Period (in thousands).........      7,243      5,466      3,037      1,614        795
SELECT GROWTH FUND
Unit Value:
  Beginning of Period...............................................      2.064      1.562      1.229      1.057      1.000
  End of Period.....................................................      2.756      2.064      1.562      1.229      1.057
Number of Units Outstanding at End of Period (in thousands).........      8,389      5,589      2,645      1,278        406

                                                                                     YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------
SUB-ACCOUNTS                                                            1998       1997       1996       1995       1994
--------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
GROWTH FUND
Unit Value:
  Beginning of Period...............................................      1.986      1.610      1.359      1.037      1.000
  End of Period.....................................................      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at End of Period (in thousands).........      9,224      7,404      4,652      2,436        947
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.972      1.620      1.433      1.073      1.073
  End of Period.....................................................      2.712      1.972      1.620      1.433      1.073
Number of Units Outstanding at End of Period (in thousands).........     13,035     11,575      9,342      4,952      1,944
EQUITY INDEX FUND
Unit Value:
  Beginning of Period...............................................      2.187      1.675      1.390      1.035      1.000
  End of Period.....................................................      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at End of Period (in thousands).........      8,479      5,712      2,417        947        189
SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period...............................................      1.911      1.582      1.324      1.030      1.000
  End of Period.....................................................      2.193      1.911      1.582      1.324      1.030
Number of Units Outstanding at End of Period (in thousands).........      7,519      6,124      3,759      2,173        832
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period...............................................      2.034      1.610      1.430      1.073      1.000
  End of Period.....................................................      2.238      2.034      1.610      1.430      1.073
Number of Units Outstanding at End of Period (in thousands).........     16,111     12,959      9,957      5,738      2,214
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.527      1.284      1.137      0.985      1.000
  End of Period.....................................................      1.732      1.527      1.284      1.137      0.985
Number of Units Outstanding at End of Period (in thousands).........      3,514      3,125      2,735      2,025      1,240
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.543      1.330      1.184      0.995      1.000
  End of Period.....................................................      1.455      1.543      1.330      1.184      0.995
Number of Units Outstanding at End of Period (in thousands).........     14,203      9,794      5,635      2,530        985
INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period...............................................      1.267      1.174      1.151      0.990      1.000
  End of Period.....................................................      1.348      1.267      1.174      1.151      0.990
Number of Units Outstanding at End of Period (in thousands).........      5,160      3,889      2,854      1,677      1,677
GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period...............................................      1.199      1.136      1.113      0.998      1.000
  End of Period.....................................................      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at End of Period (in thousands).........      2,605      1,694      1,629      1,098        363
MONEY MARKET FUND
Unit Value:
  Beginning of Period...............................................      1.149      1.105      1.064      1.020      1.000
  End of Period.....................................................      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at End of Period (in thousands).........      8,683      8,628      7,379      4,194      1,837

ALLMERICA FINANCIAL LIFE INSURANCE
AND ANNUITY COMPANY
FIRST ALLMERICA FINANCIAL
LIFE INSURANCE COMPANY
                                            ALLMERICA ADVANTAGE VARIABLE ANNUITY

PROFILE           THIS PROFILE IS A SUMMARY OF SOME OF THE MORE
MAY 1, 1999       IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER
                  BEFORE PURCHASING THE ALLMERICA ADVANTAGE VARIABLE
                  ANNUITY CONTRACT. THE CONTRACT IS MORE FULLY
                  DESCRIBED LATER IN THIS PROSPECTUS. PLEASE READ
                  THE PROSPECTUS CAREFULLY.

1.  THE ALLMERICA ADVANTAGE VARIABLE ANNUITY CONTRACT
The Allmerica Advantage Variable Annuity contract is a contract between you (the contract owner) and Allmerica Financial Life Insurance and Annuity Company (for contracts issued in the District of Columbia, Puerto Rico, the Virgin Islands and any state except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). It is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Allmerica Advantage Variable Annuity combines the concept of professional money management with the attributes of an annuity contract.

The Allmerica Advantage Variable Annuity offers a diverse selection of money managers and investment options. You may allocate your payments among any of 18 investment portfolios, the Guarantee Period Accounts and the Fixed Account. This range of investment choices enables you to allocate your money to meet your particular investment needs.

Like all deferred annuities, the contract has an ACCUMULATION PHASE and, if you annuitize, an ANNUITY PAYOUT PHASE. During the ACCUMULATION PHASE you can make payments into the contract on any frequency. Investment and interest gains accumulate tax deferred. You may withdraw money from your contract during the ACCUMULATION PHASE. However, as with other tax-deferred investments, you pay taxes on earnings and any pre-tax payments to the contract when you withdraw them. A federal tax penalty may apply if you withdraw money prior to age 59 1/2.

During the ANNUITY PAYOUT PHASE you will receive regular payments from your contract, provided you annuitize. Annuitization involves beginning a series of payments from the capital that has built up in your contract. The amount of your payments during the annuity payout phase will, in part, be determined by your account's growth during the accumulation phase.

2.  ANNUITY PAYMENTS

If you choose to annuitize your contract, you may select one of six annuity options: (1) periodic payments for your lifetime; (2) periodic payments for your lifetime, but for not less than 10 years; (3) periodic payments for your lifetime with the guarantee that if payments to you are less than the accumulated value at annuitization, a refund of the remaining value will be paid: (4) periodic payments for your lifetime and your survivor's lifetime; (5) periodic payments for your lifetime and your survivor's lifetime with the payment to the survivor being reduced to 2/3; and (6) periodic payments for a specified period of 1 to 30 years. Other annuity options may be offered by the Company.

You also need to decide if you want your annuity payments on a variable basis (i.e., subject to fluctuation based on investment performance), on a fixed basis (with benefit payments guaranteed at a fixed amount), or on a combination variable and fixed basis. Once payments begin, the annuity option cannot be changed.

3.  PURCHASING THIS CONTRACT

You can buy a contract through your financial representative, who can also help you complete the proper forms. There is no fixed schedule for making payments into this contract nor any limits as to payment frequency. Currently, the initial payment must be at least $600 ($1,000 in Washington) and each subsequent payment must be at least $50. In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

4.  INVESTMENT OPTIONS

You may allocate money to the Sub-Accounts investing in the following funds:

Select International Equity Fund        Fidelity VIP Growth Portfolio
DGPF International Equity Series        Equity Index Fund
Fidelity VIP Overseas Portfolio         Select Growth and Income Fund
T. Rowe Price International Stock       Fidelity VIP Equity-Income
Portfolio                               Portfolio
                                        Fidelity VIP II Asset Manager
Select Aggressive Growth Fund           Portfolio
Select Capital Appreciation Fund        Fidelity VIP High Income Portfolio
Select Value Opportunity Fund           Investment Grade Income Fund
Select Growth Fund                      Government Bond Fund
Growth Fund                             Money Market Fund

In most jurisdictions you may also allocate money to the Guarantee Period Accounts and the Fixed Account. The Guarantee Period Accounts let you choose from among seven different Guarantee Periods during which interest rates are guaranteed. The Fixed Account guarantees principal and a minimum rate of interest (never less than 3% compounded annually).

5.  EXPENSES

Each year and upon surrender a $30 contract fee is deducted from your contract. This fee is waived if the value of the contract is $50,000 or more on the date the fee is assessed or if the contract is issued to and maintained by the Trustees of a 401(k) plan. We also deduct insurance charges at a total annual rate of 1.45% of the average daily value of your contract value allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.20%. There are also investment management fees and other fund operating expenses that vary by fund. In addition, if you elect the optional Minimum Guaranteed Annuity Payout Rider, we will deduct a monthly charge against the accumulated value of your contract at an annual rate of 0.25% for a rider with a ten-year waiting period and at an annual rate of 0.15% for a rider with a fifteen-year waiting period.

If a payment remains in your contract for more than nine years, you will not incur any surrender charge on that amount. If, however, you decide to surrender your contract, make withdrawals or receive payments under certain annuity options, we may impose a surrender charge on any amounts invested nine years or less on a declining scale between 8% and 1%. In states where premium taxes are imposed, a premium tax charge will be deducted either when withdrawals are made or annuity payments commence.

There is currently no charge for processing investment option transfers. We reserve the right to assess a charge, not to exceed $25.00, for transfers after your 12 free transfers.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the annual $30 contract fee (which is represented as 0.05%), the 1.45% insurance charges and the investment charges for each fund. Optional rider charges are not included. The next two columns show you two examples of the charges, in dollar amounts, you would pay under a contract. The examples assume you invest $1,000 in a fund which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the surrender charges. For year 10, the example shows the aggregate of all the annual charges assessed for 10 years, with no surrender charge. The premium tax is assumed to be 0% in both examples. The following chart does not reflect the optional Minimum Guaranteed Annuity Payout Rider charge which, if elected, would increase the Total Annual Insurance Charges.

                                                                                               EXAMPLES:
                                                                                              TOTAL ANNUAL
                                                                                              EXPENSES AT
                                                                                                 END OF
                                            TOTAL ANNUAL   TOTAL ANNUAL                  ----------------------
                                              INSURANCE        FUND       TOTAL ANNUAL      (1)         (2)
FUND                                           CHARGES        CHARGES        CHARGES      1 YEAR     10 YEARS
------------------------------------------  -------------  -------------  -------------  ---------  -----------
Select International Equity Fund..........        1.50%          1.02%          2.52%          $99   $     282
DGPF International Equity Series..........        1.50%          0.95%          2.45%          $98   $     275
Fidelity VIP Overseas Portfolio...........        1.50%          0.91%          2.41%          $98   $     271
T. Rowe Price International Stock
  Portfolio...............................        1.50%          1.05%          2.55%          $99   $     285
Select Aggressive Growth Fund.............        1.50%          0.95%          2.45%          $98   $     275
Select Capital Appreciation Fund..........        1.50%          1.04%          2.54%          $99   $     284
Select Value Opportunity Fund.............        1.50%          0.98%          2.48%          $99   $     278
Select Growth Fund........................        1.50%          0.86%          2.36%          $98   $     266
Growth Fund...............................        1.50%          0.49%          1.99%          $94   $     228
Fidelity VIP Growth Portfolio.............        1.50%          0.68%          2.18%          $96   $     248
Equity Index Fund.........................        1.50%          0.36%          1.86%          $93   $     215
Select Growth and Income Fund.............        1.50%          0.73%          2.23%          $96   $     253
Fidelity VIP Equity-Income Portfolio......        1.50%          0.58%          2.08%          $95   $     238
Fidelity VIP II Asset Manager Portfolio...        1.50%          0.64%          2.14%          $95   $     244
Fidelity VIP High Income Portfolio........        1.50%          0.70%          2.20%          $96   $     250
Investment Grade Income Fund..............        1.50%          0.52%          2.02%          $94   $     231
Government Bond Fund......................        1.50%          0.64%          2.14%          $95   $     244
Money Market Fund.........................        1.50%          0.32%          1.82%          $92   $     210

The charges reflect any applicable expense reimbursements and/or fee waivers. For more information, see the Fee Table in the prospectus for the contract.

6.  TAXES

Under current tax rules, you will not pay taxes until you withdraw money from your contract. During the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you make a withdrawal prior to age 59 1/2, you may be subject to a 10% federal tax penalty on the earnings. Payments during the annuity payout phase are considered partly a return of your original investment and partly earnings. You will be subject to income taxes on the earnings portion of each payment. However, if your contract is funded with pre-tax or tax deductible dollars (such as a pension or profit sharing plan contribution), then the entire payment may be taxable.

7.  WITHDRAWALS

You can withdraw money from your contract at any time during the accumulation phase. Any payment invested for more than nine years can be withdrawn without a surrender charge. For amounts invested nine years or less, you can withdraw, without a charge, the GREATEST of: (1) 100% of cumulative earnings; (2) 10% of the contract value per calendar year; or (3) if you are an Owner and also the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.)

The surrender charge is also waived if, after the contract is issued and before you attain age 65, you become disabled. Under New York contracts, the disability must also exist for a continuous period of at least four months. Also, except in New York and New Jersey where not permitted by state law, you may receive your money without a surrender charge if, after the contract is issued, you are diagnosed with a fatal illness or are confined in a medical care facility until the later of one year from the issue date or 90 days.

Any withdrawal from a Guarantee Period Account ("GPA") prior to the end of the guarantee period will be subject to a market value adjustment which may increase or decrease the value in the account. This adjustment will never impact your original investment, nor will earnings in the GPA amount to less than an effective annual rate of 3%.

8.  PERFORMANCE

The value of your contract will vary up or down depending on the investment performance of the Sub-Accounts investing in the underlying funds you choose. The first chart below illustrates past return on a calendar year basis for each Sub- Account of Allmerica Financial Life Insurance and Annuity Company's Separate Account VA-K based on the inception dates of each of its Sub-Accounts. The second chart illustrates the same information for each Sub-Account of First Allmerica Financial Life Insurance Company's Separate Account VA-K. Each Company offers the same Sub-Accounts; however, Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company and its Sub-Accounts have been in existence for a longer period. The performance figures reflect the contract fee, the insurance charges, and the investment charges and other expenses of the underlying funds. They do not reflect the surrender charges which would reduce such performance if applied. In addition, they do not reflect the optional Minimum Guaranteed Annuity Payout Rider charge, which if elected, would reduce performance. Please note that past performance is not a guarantee of future results.

SEPARATE ACCOUNT VA-K (ALLMERICA ADVANTAGE) OF ALLMERICA FINANCIAL LIFE
  INSURANCE AND ANNUITY COMPANY

                                                                             CALENDAR YEAR
                                              ----------------------------------------------------------------------------
FUND                                             1998         1997         1996         1995         1994         1993
--------------------------------------------  -----------  -----------  -----------  -----------  -----------  -----------
Select International Equity Fund............      14.63%        3.11%       20.07%       17.82%         N/A          N/A
DGPF International Equity Series............       8.62%        5.04%       18.18%       12.15%        1.08%         N/A
Fidelity VIP Overseas Portfolio.............      11.01%        9.92%       11.46%        8.00%        0.16%       35.23%
T. Rowe Price International Stock
  Portfolio.................................      14.11%        1.58%       12.90%        9.44%         N/A          N/A
Select Aggressive Growth Fund...............       8.71%       16.97%       16.72%       30.31%       -3.81%       17.73%
Select Capital Appreciation Fund............      12.11%       12.60%        7.11%         N/A          N/A          N/A
Select Value Opportunity Fund...............       3.20%       23.03%       26.57%       15.83%       -7.96%         N/A
Select Growth Fund..........................      33.33%       32.11%       20.14%       22.71%       -3.01%       -0.43%
Growth Fund.................................      17.34%       23.32%       18.34%       30.81%       -1.34%        5.07%
Fidelity VIP Growth Portfolio...............      37.18%       21.68%       12.93%       33.35%       -1.55%       17.58%
Equity Index Fund...........................      26.33%       30.49%       20.42%       34.15%       -0.50%        7.89%
Select Growth and Income Fund...............      14.60%       20.72%       19.40%       28.38%       -0.82%        8.69%
Fidelity VIP Equity-Income Portfolio........       9.68%       26.24%       12.51%       33.08%        5.43%       16.42%
Fidelity VIP II Asset Manager Portfolio.....      13.34%       18.89%       12.83%       15.19%         N/A          N/A
Fidelity VIP High Income Portfolio..........      -5.85%       15.95%       12.27%       18.79%       -3.07%       18.69%
Investment Grade Income Fund................       6.32%        7.84%        1.93%       16.06%       -4.45%        9.08%
Government Bond Fund........................       6.10%        5.54%        1.89%       11.34%       -2.41%        5.89%
Money Market Fund...........................       3.96%        3.92%        3.71%        4.22%        2.34%        1.42%


FUND                                             1992
--------------------------------------------  -----------
Select International Equity Fund............        N/A
DGPF International Equity Series............        N/A
Fidelity VIP Overseas Portfolio.............      12.10%
T. Rowe Price International Stock
  Portfolio.................................        N/A
Select Aggressive Growth Fund...............        N/A
Select Capital Appreciation Fund............        N/A
Select Value Opportunity Fund...............        N/A
Select Growth Fund..........................        N/A
Growth Fund.................................       5.68%
Fidelity VIP Growth Portfolio...............       7.66%
Equity Index Fund...........................       5.58%
Select Growth and Income Fund...............        N/A
Fidelity VIP Equity-Income Portfolio........      15.20%
Fidelity VIP II Asset Manager Portfolio.....        N/A
Fidelity VIP High Income Portfolio..........      21.19%
Investment Grade Income Fund................       6.61%
Government Bond Fund........................       3.35%
Money Market Fund...........................       2.18%

SEPARATE ACCOUNT VA-K (ALLMERICA ADVANTAGE) FIRST ALLMERICA FINANCIAL
  LIFE INSURANCE COMPANY

                                                                                         CALENDAR YEAR
                                                                       --------------------------------------------------
FUND                                                                      1998         1997         1996         1995
---------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.....................................      14.63%        3.11%       20.07%       17.82%
DGPF International Equity Series.....................................       8.65%        5.04%       18.18%       12.15%
Fidelity VIP Overseas Portfolio......................................      11.03%        9.92%       11.46%        8.00%
T. Rowe Price International Stock Portfolio..........................      14.08%        1.58%       12.90%        9.44%
Select Aggressive Growth Fund........................................       8.70%       16.97%       16.72%       30.31%
Select Capital Appreciation Fund.....................................      12.09%       12.60%        7.11%         N/A
Select Value Opportunity Fund........................................       3.18%       23.03%       26.57%       15.83%
Select Growth Fund...................................................      33.30%       32.11%       20.14%       22.71%
Growth Fund..........................................................      17.40%       23.32%       18.34%       30.81%
Fidelity VIP Growth Portfolio........................................      37.18%       21.68%       12.93%       33.35%
Equity Index Fund....................................................      26.33%       30.49%       20.42%       34.15%
Select Growth and Income Fund........................................      14.60%       20.73%       19.40%       28.38%
Fidelity VIP Equity-Income Portfolio.................................       9.71%       26.24%       12.51%       33.08%
Fidelity VIP II Asset Manager Portfolio..............................      13.35%       18.89%       12.83%       15.19%
Fidelity VIP High Income Portfolio...................................      -5.88%       15.95%       12.27%       18.79%
Investment Grade Income Fund.........................................       6.37%        7.84%        1.93%       16.06%
Government Bond Fund.................................................       6.11%        5.54%        1.89%       11.34%
Money Market Fund....................................................       3.94%        3.92%        3.71%        4.22%

9.  DEATH BENEFIT

If the annuitant dies during the accumulation phase, we will pay the beneficiary a death benefit. The death benefit is equal to the GREATEST of: (a) the accumulated value increased for any positive market value adjustment; (b) gross payments compounded daily at the annual rate of 5%, decreased proportionately to reflect any prior withdrawals (in Hawaii and New York the 5% compounding is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the accumulated value (increased by any positive market value adjustment) or (b) gross payments compounded daily at the annual rate of 5% (except in Hawaii and New York). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the contract's then current accumulated value increased by any positive market value adjustment; (b) gross payments compounded daily at the annual rate of 5% (except in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next contract anniversary. This calculation will then be repeated on each anniversary while the contract remains in force and prior to the annuity date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

10.  OTHER INFORMATION

FREE LOOK PERIOD: If you cancel your contract within 10 days after receiving it (or whatever period is required by your state), you will receive a refund in accordance with the terms of the contract's "Right to Examine" provision.

DOLLAR COST AVERAGING: You may elect to automatically transfer money on a periodic basis from the Money Market Fund, Government Bond Fund or Fixed Account to one or more of the other investment options. There is no charge for this service.

AUTOMATIC ACCOUNT REBALANCING: You may elect to automatically have your contract's accumulated value periodically reallocated ("rebalanced") among your chosen investment options to maintain your designated percentage allocation mix. There is no charge for this service.

NO PROBATE: In most cases, the death benefit is payable to the beneficiary you select without having to go through probate.

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER (not available in all jurisdictions): This optional rider is available for a separate monthly charge and guarantees you a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each contract anniversary a minimum guaranteed annuity payout benefit base is determined. This minimum guaranteed annuity payout benefit base (less any applicable premium taxes) is the value that will be annuitized should you exercise the rider. In order to exercise the rider, a fixed annuitization involving a life contingency must be selected. Annuitization under this rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your contract. The minimum guaranteed annuity payout benefit base is equal to the greatest of:

(a) the accumulated value increased by any positive market value adjustment, if applicable; or

(b) the accumulated value on the effective date of the rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the highest accumulated value on any contract anniversary since the rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive market value adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.

11.  INQUIRIES

If you need more information about Allmerica Advantage, you may contact us at 1-800-533-7881 or send correspondence to:

       Allmerica Advantage
       Allmerica Financial
       P.O. Box 8632
       Boston, Massachusetts 02266-8632

                      ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                     WORCESTER, MASSACHUSETTS

   PLEASE READ THIS     This Prospectus provides important information about
 PROSPECTUS CAREFULLY   the Allmerica Advantage variable annuity contracts
 BEFORE INVESTING AND   issued by Allmerica Financial Life Insurance and
  KEEP IT FOR FUTURE    Annuity Company (in all jurisdictions except Hawaii
      REFERENCE.        and New York) or by First Allmerica Financial Life
                        Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

                        The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of the following funds:

                        ALLMERICA INVESTMENT TRUST                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                        --------------------------------------------------   --------------------------------------------------

  ANNUITIES INVOLVE     Select International Equity Fund                     Overseas Portfolio
   RISKS INCLUDING      Select Aggressive Growth Fund                        Equity-Income Portfolio
   POSSIBLE LOSS OF     Select Capital Appreciation Fund                     Growth Portfolio
      PRINCIPAL.        Select Value Opportunity Fund                        High Income Portfolio
                        Select Growth Fund
                        Growth Fund                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                        Equity Index Fund                                    ---------------------------------------
                        Select Growth and Income Fund                        Asset Manager Portfolio
                        Investment Grade Income Fund
                        Government Bond Fund                                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
                        Money Market Fund                                    ----------------------------------
                        DELAWARE GROUP PREMIUM FUND, INC.                    T. Rowe Price International Stock Portfolio
                        ----------------------------
                        International Equity Series

    THIS ANNUITY IS       The Fixed Account is part of the Company's General
        NOT:              Account and pays an interest rate guaranteed for
 - A BANK DEPOSIT OR      one year from the time a payment is received. The
   OBLIGATION;            Guarantee Period Accounts offer fixed rates of
 - FEDERALLY INSURED;     interest for specified periods ranging from 2 to
 - ENDORSED BY ANY        10 years. A Market Value Adjustment is applied to
   BANK OR                payments removed from a Guarantee Period Account
   GOVERNMENTAL           before the end of the specified period. The Market
   AGENCY.                Value Adjustment may be positive or negative.
                          Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA
                          (except in California where they are allocated to the General Account).

                          A Statement of Additional Information dated May 1, 1999 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus.

                          This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

                          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          DATED MAY 1, 1999

                               TABLE OF CONTENTS

SPECIAL TERMS...........................................................................          4
SUMMARY OF FEES AND EXPENSES............................................................          6
SUMMARY OF CONTRACT FEATURES............................................................         11
PERFORMANCE INFORMATION.................................................................         17
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, THE TRUST, FIDELITY VIP, FIDELITY
 VIP II, T. ROWE PRICE AND DGPF.........................................................         18
INVESTMENT OBJECTIVES AND POLICIES......................................................         20
INVESTMENT ADVISORY SERVICES............................................................         22
DESCRIPTION OF THE CONTRACT.............................................................         25
  A.   Payments.........................................................................         25
  B.   Right to Cancel Individual Retirement Annuity....................................         25
  C.   Right to Cancel All Other Contracts..............................................         26
  D.   Transfer Privilege...............................................................         26
        Automatic Transfers and Automatic Account Rebalancing Options...................         26
  E.   Surrender........................................................................         27
  F.   Withdrawals......................................................................         28
        Systematic Withdrawals..........................................................         28
        Life Expectancy Distributions...................................................         28
  G.   Death Benefit....................................................................         29
        Death of the Annuitant Prior to the Annuity Date................................         29
        Death of an Owner Who is Not Also the Annuitant Prior to the Annuity Date.......         30
        Payment of the Death Benefit Prior to the Annuity Date..........................         30
        Death of the Annuitant On or After the Annuity Date.............................         30
  H.   The Spouse of the Owner as Beneficiary...........................................         30
  I.   Assignment.......................................................................         30
  J.   Electing the Form of Annuity and the Annuity Date................................         31
  K.   Description of Variable Annuity Payout Options...................................         32
  L.   Annuity Benefit Payments.........................................................         33
        Determination of the First Variable Annuity Benefit Payment.....................         33
        The Annuity Unit................................................................         33
        Determination of the Number of Annuity Units....................................         33
        Dollar Amount of Subsequent Variable Annuity Benefit Payments...................         33
  M.   Optional Minimum Guaranteed Annuity Payout Rider.................................         34
  N.   NORRIS Decision..................................................................         36
  O.   Computation of Values............................................................         36
        The Accumulation Unit...........................................................         36
        Net Investment Factor...........................................................         37
CHARGES AND DEDUCTIONS..................................................................         37
  A.   Variable Account Deductions......................................................         37
        Mortality and Expense Risk Charge...............................................         37
        Administrative Expense Charge...................................................         38
        Other Charges...................................................................         38
  B.   Contract Fee.....................................................................         38
  C.   Optional Minimum Guaranteed Annuity Payout Rider Charge..........................         38
  D.   Premium Taxes....................................................................         39
  E.   Surrender Charge.................................................................         39
        Charge for Surrender and Withdrawal.............................................         39
        Reduction or Elimination of Surrender Charge and Additional Amounts Credited....         40
        Withdrawal Without Surrender Charge.............................................         41
        Surrenders......................................................................         42
        Charge at the Time Annuity Benefit Payments Begin...............................         42

  F.   Transfer Charge..................................................................         43
GUARANTEE PERIOD ACCOUNTS...............................................................         43
FEDERAL TAX CONSIDERATIONS..............................................................         45
  A.   Qualified and Non-Qualified Contracts............................................         46
  B.   Taxation of the Contracts in General.............................................         46
        Withdrawals Prior to Annuitization..............................................         46
        Annuity Payouts After Annuitization.............................................         46
        Penalty on Distribution.........................................................         46
        Assignments or Transfers........................................................         47
        Nonnatural Owners...............................................................         47
        Deferred Compensation Plans of State and Local Government and Tax-Exempt
        Organizations...................................................................         47
  C.   Tax Withholding..................................................................         48
  D.   Provisions Applicable to Qualified Employer Plans................................         48
        Corporate and Self-Employed Pension and Profit Sharing Plans....................         48
        Individual Retirement Annuities.................................................         48
        Tax-Sheltered Annuities.........................................................         48
        Texas Optional Retirement Program...............................................         49
STATEMENTS AND REPORTS..................................................................         49
LOANS (QUALIFIED CONTRACTS ONLY)........................................................         49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.......................................         49
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...............................................         50
VOTING RIGHTS...........................................................................         51
DISTRIBUTION............................................................................         51
SERVICES................................................................................         51
LEGAL MATTERS...........................................................................         52
YEAR 2000 COMPLIANCE....................................................................         52
FURTHER INFORMATION.....................................................................         53
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT..................................        A-1
APPENDIX B -- PERFORMANCE TABLES (Allmerica Financial Life Insurance and Annuity
 Company)...............................................................................        B-1
APPENDIX C -- PERFORMANCE TABLES (First Allmerica Financial Life Insurance Company).....        C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.........................        D-1
APPENDIX E -- THE DEATH BENEFIT.........................................................        E-1
APPENDIX F -- CONDENSED FINANCIAL INFORMATION...........................................        F-1

                                STATEMENT OF ADDITIONAL INFORMATION
                                         TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................................          2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..........................          3
SERVICES................................................................................          3
UNDERWRITERS............................................................................          3
ANNUITY BENEFIT PAYMENTS................................................................          4
EXCHANGE OFFER..........................................................................          6
PERFORMANCE INFORMATION.................................................................          8
FINANCIAL STATEMENTS....................................................................        F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (OR YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("Trust"); a corresponding portfolio of the Variable Insurance Product Fund ("Fidelity VIP"), the Variable Insurance Products Fund II ("Fidelity VIP II") or the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price"); or a corresponding series of the Delaware Group Premium Fund, Inc. ("DGPF").

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, surrender charge, and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Fund of Allmerica Investment Trust; Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio of Variable Insurance Products Fund; the Fidelity VIP II Asset Manager Portfolio of Variable Insurance Products Fund II; the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc.; and the International Equity Series of Delaware Group Premium Fund, Inc.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Advantage Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "C. Premium Taxes."

                                                                                  YEARS FROM
(1) CONTRACT CHARGES:                                                           DATE OF PAYMENT   CHARGE
------------------------------------------------------------------------------  ---------------  ---------
SURRENDER CHARGE:*                                                                    0-2           8%
  This charge may be assessed upon surrender, withdrawal or annuitization              3            7%
  under any commutable period certain option or a noncommutable period certain         4            6%
  option of less than ten years. The charge is a percentage of payments                5            5%
  applied to the amount surrendered (in excess of any amount that is free of           6            4%
  surrender charge) within the indicated time period.                                  7            3%
                                                                                       8            2%
                                                                                       9            1%
                                                                                  More than 9       0%
TRANSFER CHARGE:
  The Company currently makes no charge for processing transfers and                               None
  guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:
  The fee is deducted annually and upon surrender prior to the Annuity Date                         $30
  when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  (The annual charge is deducted on a monthly basis at the end of each month.)
  On an annual basis as a percentage of Accumulated Value the charge is:
    Optional Minimum Guaranteed Annuity Payout Rider with a ten-year waiting                       0.25%
    period:
    Optional Minimum Guaranteed Annuity Payout Rider with a fifteen-year                           0.15%
    waiting period:

(2) ANNUAL SUB-ACCOUNT EXPENSES:
------------------------------------------------------------------------------
  (on an annual basis as percentage of average daily net assets)
  Mortality and Expense Risk Charge:                                                               1.25%
  Administrative Expense Charge:                                                                   0.20%
                                                                                                 ---------
Total Asset Charges:                                                                               1.45%

* From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED."

(3) ANNUAL UNDERLYING FUND EXPENSES: In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1998. For more information concerning fees and expenses, see the prospectuses of the Underlying Funds.

                                                        MANAGEMENT FEE              OTHER           TOTAL FUND EXPENSES
                                                     (AFTER ANY VOLUNTARY      EXPENSES (AFTER      (AFTER ANY WAIVERS/
FUND                                                       WAIVERS)          ANY REIMBURSEMENTS)      REIMBURSEMENTS)
---------------------------------------------------  ---------------------  ---------------------  ----------------------
Select International Equity Fund...................          0.90%                    0.12%              1.02%(1)(2)
DGPF International Equity Series...................          0.82%                    0.13%              0.95%(3)
Fidelity VIP Overseas Portfolio....................          0.74%                    0.17%              0.91%(4)
T. Rowe Price International Stock Portfolio........          1.05%                    0.00%              1.05%
Select Aggressive Growth Fund......................          0.88%                    0.07%              0.95%(1)(2)
Select Capital Appreciation Fund...................          0.94%                    0.10%              1.04%(1)(2)
Select Value Opportunity Fund......................          0.90%(1)*                0.08%              0.98%(1)(2)*
Select Growth Fund.................................          0.81%(**)                0.05%              0.86%(1)(2)**
Growth Fund........................................          0.44%                    0.05%              0.49%(1)(2)
Fidelity VIP Growth Portfolio......................          0.59%                    0.09%              0.68%(4)
Equity Index Fund..................................          0.29%                    0.07%              0.36%(1)
Select Growth and Income Fund......................          0.68%                    0.05%              0.73%(1)(2)
Fidelity VIP Equity-Income Portfolio...............          0.49%                    0.09%              0.58%(4)
Fidelity VIP II Asset Manager Portfolio............          0.54%                    0.10%              0.64%(4)
Fidelity VIP High Income Portfolio.................          0.58%                    0.12%              0.70%
Investment Grade Income Fund.......................          0.43%                    0.09%              0.52%(1)
Government Bond Fund...............................          0.50%                    0.14%              0.64%(1)
Money Market Fund..................................          0.26%                    0.06%              0.32%(1)

(*) Amount has been adjusted to reflect a voluntary expense limitation currently in effect for Select Value Opportunity Fund. Without these adjustments, the Management Fee and Total Fund Expenses would have been 0.91% and 0.99%, respectively.

(**) Effective June 1, 1998, the management fee rate for the Select Growth Fund was revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1998.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("Manager") has declared a voluntary expense limitation of 1.35% of average net assets for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.50% for Select International Equity Fund, 1.20% for Growth Fund and Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Investment Grade Income Fund and Government Bond Fund, and 0.60% for Money Market Fund and Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expenses would have been 0.92% for Select Aggressive Growth Fund, 1.02% for Select Capital Appreciation Fund, 0.94% for Select Value Opportunity Fund, 1.01% for Select International Equity Fund, 0.84% for Select Growth Fund, 0.70% for Select Growth and Income Fund and 0.46% for Growth Fund.

(3) Effective May 1, 1999, Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to limit total annual expenses of the fund to 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 1999. The new limitation will be in effect through October 31, 1999. For the fiscal year ended December 31, 1998, the actual ratio of total annual expenses was 0.88%.


(4) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, certain funds, or Fidelity Management & Research Company on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, total operating expenses would have been 0.89% for the Fidelity VIP Overseas Portfolio; 0.57% for the Fidelity VIP Equity-Income Portfolio; 0.63% for the Fidelity VIP II Asset Manager Portfolio and 0.66% for the Fidelity VIP Growth Portfolio.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES. The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. As required by rules of the Securities and Exchange Commission (the "SEC"), the Contract fee is reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.05% and the amount of the Contract fee is assumed to be $0.50 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under a commutable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**

WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $      99    $     145    $     182    $     282
DGPF International Equity Series.............................................   $      98    $     143    $     179    $     275
Fidelity VIP Overseas Portfolio..............................................   $      98    $     142    $     177    $     271
T. Rowe Price International Stock Portfolio..................................   $      99    $     146    $     184    $     285
Select Aggressive Growth Fund................................................   $      98    $     143    $     179    $     275
Select Capital Appreciation Fund.............................................   $      99    $     146    $     183    $     284
Select Value Opportunity Fund................................................   $      99    $     144    $     180    $     278
Select Growth Fund...........................................................   $      98    $     141    $     174    $     266
Growth Fund..................................................................   $      94    $     130    $     156    $     228
Fidelity VIP Growth Portfolio................................................   $      96    $     136    $     165    $     248
Equity Index Fund............................................................   $      93    $     127    $     149    $     215
Select Growth and Income Fund................................................   $      96    $     137    $     168    $     253
Fidelity Equity-Income Portfolio.............................................   $      95    $     133    $     160    $     238
Fidelity VIP II Asset Manager Portfolio......................................   $      95    $     135    $     163    $     244
Fidelity VIP High Income Portfolio...........................................   $      96    $     136    $     166    $     250
Investment Grade Income Fund.................................................   $      94    $     131    $     157    $     231
Government Bond Fund.........................................................   $      95    $     135    $     163    $     244
Money Market Fund............................................................   $      92    $     126    $     147    $     210

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under a commutable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:

WITH SURRENDER CHARGE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $     101    $     152    $     195    $     307
DGPF International Equity Series.............................................   $     101    $     150    $     191    $     300
Fidelity VIP Overseas Portfolio..............................................   $     100    $     149    $     189    $     296
T. Rowe Price International Stock Portfolio..................................   $     102    $     153    $     196    $     309
Select Aggressive Growth Fund................................................   $     101    $     150    $     191    $     300
Select Capital Appreciation Fund.............................................   $     101    $     153    $     196    $     308
Select Value Opportunity Fund................................................   $     101    $     151    $     193    $     303
Select Growth Fund...........................................................   $     100    $     148    $     187    $     291
Growth Fund..................................................................   $      96    $     137    $     168    $     254
Fidelity VIP Growth Portfolio................................................   $      98    $     143    $     178    $     273
Equity Index Fund............................................................   $      95    $     134    $     162    $     241
Select Growth and Income Fund................................................   $      99    $     144    $     180    $     278
Fidelity VIP Equity-Income Portfolio.........................................   $      97    $     140    $     173    $     263
Fidelity VIP II Asset Manager Portfolio......................................   $      98    $     142    $     176    $     269
Fidelity VIP High Income Portfolio...........................................   $      98    $     143    $     179    $     275
Investment Grade Income Fund.................................................   $      97    $     138    $     170    $     257
Government Bond Fund.........................................................   $      98    $     142    $     176    $     269
Money Market Fund............................................................   $      95    $     133    $     160    $     237

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**

WITHOUT SURRENDER CHARGE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $      25    $      77    $     132    $     282
DGPF International Equity Series.............................................   $      25    $      75    $     129    $     275
Fidelity VIP Overseas Portfolio..............................................   $      24    $      74    $     127    $     271
T. Rowe Price International Stock Portfolio..................................   $      26    $      78    $     134    $     285
Select Aggressive Growth Fund................................................   $      25    $      75    $     129    $     275
Select Capital Appreciation Fund.............................................   $      25    $      78    $     133    $     284
Select Value Opportunity Fund................................................   $      25    $      76    $     130    $     278
Select Growth Fund...........................................................   $      24    $      73    $     124    $     266
Growth Fund..................................................................   $      20    $      62    $     106    $     228
Fidelity VIP Growth Portfolio................................................   $      22    $      67    $     115    $     248
Equity Index Fund............................................................   $      19    $      58    $      99    $     215
Select Growth and Income Fund................................................   $      22    $      69    $     118    $     253
Fidelity Equity-Income Portfolio.............................................   $      21    $      64    $     110    $     238
Fidelity VIP II Asset Manager Portfolio......................................   $      21    $      66    $     113    $     244
Fidelity VIP High Income Portfolio...........................................   $      22    $      68    $     116    $     250
Investment Grade Income Fund.................................................   $      20    $      62    $     107    $     231
Government Bond Fund.........................................................   $      21    $      66    $     113    $     244
Money Market Fund............................................................   $      18    $      56    $      97    $     210

(2)(b) If at the end of the applicable time period, you annuitize* under a life option or any noncommutable period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:

WITHOUT SURRENDER CHARGE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
Select International Equity Fund.............................................   $      28    $      85    $     145    $     307
DGPF International Equity Series.............................................   $      27    $      83    $     141    $     300
Fidelity VIP Overseas Portfolio..............................................   $      27    $      82    $     139    $     296
T. Rowe Price International Stock Portfolio..................................   $      28    $      86    $     146    $     309
Select Aggressive Growth Fund................................................   $      27    $      83    $     141    $     300
Select Capital Appreciation Fund.............................................   $      28    $      86    $     146    $     308
Select Value Opportunity Fund................................................   $      27    $      84    $     143    $     303
Select Growth Fund...........................................................   $      26    $      80    $     137    $     291
Growth Fund..................................................................   $      22    $      69    $     118    $     254
Fidelity VIP Growth Portfolio................................................   $      24    $      75    $     128    $     273
Equity Index Fund............................................................   $      21    $      65    $     112    $     241
Select Growth and Income Fund................................................   $      25    $      76    $     130    $     278
Fidelity VIP Equity-Income Portfolio.........................................   $      23    $      72    $     123    $     263
Fidelity VIP II Asset Manager Portfolio......................................   $      24    $      74    $     126    $     269
Fidelity VIP High Income Portfolio...........................................   $      25    $      75    $     129    $     275
Investment Grade Income Fund.................................................   $      23    $      70    $     120    $     257
Government Bond Fund.........................................................   $      24    $      74    $     126    $     269
Money Market Fund............................................................   $      21    $      64    $     110    $     237

* The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or any noncommutable period certain option of ten years or more.

** If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

- A customized investment portfolio;

- Experienced professional investment advisers;

- Tax deferral on earnings;

- Guarantees that can protect your beneficiaries during the accumulation phase;

- Income payments that you can receive for life;

- Issue age up to your 90th birthday.

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts and the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

- periodic payments for your lifetime (assuming you are the Annuitant);

- periodic payments for your life and the life of another person selected by you;

- periodic payments for your lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that you die before the end of ten years;

- periodic payments over a specified number of years (1 to 30); under this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option.

An optional Minimum Guaranteed Annuity Payout Rider is available during the accumulation phase in most jurisdictions for a separate monthly charge. See "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT." If elected, the Rider guarantees the Annuitant a minimum amount of fixed lifetime income during the annuity payout phase, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or

(b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
          -----------------------------------------------------------
       Accumulated Value determined immediately prior to the withdrawal.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual to receive annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $600 minimum ($1,000 in Washington) for your initial payment and a $50 minimum for any additional payments. (A lower initial payment amount is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may allocate payments among the Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have a choice of Sub-Accounts investing in the following 18 Underlying Funds:

ALLMERICA INVESTMENT TRUST          FIDELITY VIP
Select International Equity Fund    Overseas Portfolio
Select Aggressive Growth Fund       Equity-Income Portfolio
Select Capital Appreciation Fund    Growth Portfolio
Select Value Opportunity Fund       High Income Portfolio
Select Growth Fund                  FIDELITY VIP II
Growth Fund                         Asset Manager Portfolio
Equity Index Fund                   T. ROWE PRICE
Select Growth and Income Fund       T. Rowe Price International Stock
Investment Grade Income Fund        Portfolio
Government Bond Fund                DGPF
Money Market Fund                   International Equity Series

FOR A MORE DETAILED DESCRIPTION OF THE UNDERLYING FUNDS, SEE "INVESTMENT OBJECTIVES AND POLICIES."

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "C. Transfer Privilege." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited."

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

- The Accumulated Value increased by any positive Market Value Adjustment;

- Gross payments compounded daily at the annual rate of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New
  York), decreased proportionately to reflect withdrawals; or

- The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of
(a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the annual rate of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value is less than $50,000 on a Contract anniversary or at surrender, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "C. Premium Taxes."

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each Portfolio. The Funds will incur certain management fees and expenses which are described in "Other Charges" and in the Fund prospectuses accompanying this Prospectus.

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider for an additional charge. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value at the end of each month within which the Rider has been in effect. The charge is assessed by multiplying the Accumulated Value on the last day of each month and on the date the Rider is terminated by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period.....      0.25%
Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting
  period...................................................................      0.15%

For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under "CHARGES AND DEDUCTIONS," and "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT."

For more information, see "CHARGES AND DEDUCTIONS."

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

- You may assign your ownership to someone else, except under certain qualified plans.

- You may change the beneficiary, unless you have designated a beneficiary irrevocably.

- You may change your allocation of payments.

- You may make transfers of accumulated value among your current investments without any tax consequences.

- You may cancel the Contract within ten days of delivery (or longer if required by state law).

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of the optional Minimum Guaranteed Annuity Payout Rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as those in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance

Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.


              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
        THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, Allmerica Financial had over $14 billion in assets and over $26 billion of life insurance in force.

Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries had over $27 billion in combined assets and over $48 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account meets the definition of a "separate account" under federal securities law and is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. There are 18 Sub-Accounts available under the Contracts. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, to serve as an investment medium for assets of various separate accounts established by the Company or other insurance companies. Eleven investment portfolios of the Trust are currently available under the Contract, each issuing a series of shares: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.

Allmerica Financial Investment Management Services, Inc. ("Manager") serves as the investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "Investment Advisory Services to the Trust."

VARIABLE INSURANCE PRODUCTS FUND. Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Contract: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the Portfolios of Fidelity VIP pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP and Fidelity VIP II."

VARIABLE INSURANCE PRODUCTS FUND II. Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above) is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contract: Fidelity VIP II Asset Manager Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "Investment Advisory Services to T. Rowe Price"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Contracts: the T. Rowe Price International Stock Portfolio. One of its affiliates, T. Rowe Price Associates, Inc., serves as the Sub-Adviser to the Select Capital Appreciation Fund.

DELAWARE GROUP PREMIUM FUND, INC. Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance contracts. One investment portfolio ("Series") is available under the Contract, the International Equity Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). See "Investment Advisory Services to DGPF."

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. The Underlying Funds are listed by general investment risk characteristics. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

SELECT INTERNATIONAL EQUITY FUND -- The Select International Equity Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- The International Equity Series of DGPF seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP OVERSEAS PORTFOLIO -- The Overseas Portfolio of Fidelity VIP seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- The T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- The Select Aggressive Growth Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- The Select Capital Appreciation Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SELECT VALUE OPPORTUNITY FUND -- The Select Value Opportunity Fund seeks long-term growth by investing principally in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT GROWTH FUND -- The Select Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

GROWTH FUND -- The Growth Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

FIDELITY VIP GROWTH PORTFOLIO -- The Growth Portfolio of Fidelity VIP seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

EQUITY INDEX FUND -- The Equity Index Fund seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

SELECT GROWTH AND INCOME FUND -- The Select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- The Equity-Income Portfolio of Fidelity VIP seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- The Asset Manager Portfolio of Fidelity VIP II seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP HIGH INCOME PORTFOLIO -- The High Income Portfolio of Fidelity VIP seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. See the Fidelity VIP prospectus.

INVESTMENT GRADE INCOME FUND -- The Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

GOVERNMENT BOND FUND -- The Government Bond Fund has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

MONEY MARKET FUND -- The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY SERVICES TO THE TRUST. The Trustees have overall responsibility for the supervision of the affairs of the Trust. The Trustees have entered into an agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("Manager"), an indirect wholly owned subsidiary of First Allmerica, to handle the day-to-day affairs of the Trust. The Manager, subject to review by the Trustees, is responsible for the general management of the Funds of the Trust. The Manager also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager.

Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, reports to shareholders, and other expenses.

For providing its services under the Management Agreement, the Manager will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund of the Trust as follows:

FUND                                         NET ASSET VALUE               RATE
--------------------------------  -------------------------------------  ---------
Select International Equity Fund           First $100 million                1.00%
                                            Next $150 million                0.90%
                                            Over $250 million                0.85%

Select Aggressive Growth Fund              First $100 million                1.00%
                                            Next $150 million                0.90%
                                            Over $250 million                0.85%

Select Capital Appreciation Fund           First $100 million                1.00%
                                            Next $150 million                0.90%
                                            Over $250 million                0.85%

Select Value Opportunity Fund              First $100 million                1.00%
                                            Next $150 million                0.85%
                                            Next $250 million                0.80%
                                            Next $250 million                0.75%
                                            Over $750 million                0.70%

Select Growth Fund                         First $250 million                0.85%
                                            Next $250 million                0.80%
                                            Next $250 million                0.75%
                                            Over $750 million                0.70%

Growth Fund                                First $250 million                0.60%
                                            Next $250 million                0.40%
                                            Over $500 million                0.35%

Equity Index Fund                           First $50 million                0.35%
                                            Next $200 million                0.30%
                                            Over $250 million                0.25%

Select Growth and Income Fund              First $100 million                0.75%
                                            Next $150 million                0.70%
                                            Over $250 million                0.65%

Investment Grade Income Fund                First $50 million                0.50%
                                            Next $50 million                 0.45%
                                            Over $100 million                0.40%

Government Bond Fund                                *                        0.50%

Money Market Fund                           First $50 million                0.35%
                                            Next $200 million                0.25%
                                            Over $250 million                0.20%

* For the Government Bond Fund, the rate applicable to the Manager does not vary according to the level of assets in the Fund.

The Manager's fee, computed for each Fund, will be paid from the assets of such Fund. Pursuant to the Management Agreement with the Trust, the Manager has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of the Trust. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The Manager is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. Allmerica Asset Management, Inc., the Sub-

Adviser for the Equity Index Fund, the Investment Grade Income Fund, the Government Bond Fund and the Money Market Fund, is an indirect wholly owned subsidiary of AFC and an affiliate of the Company.

The prospectus of the Trust contains additional information concerning the Funds, including information about additional expenses paid by the Funds, and should be read in conjunction with this Prospectus.

INVESTMENT ADVISORY SERVICES TO FIDELITY VIP AND FIDELITY VIP II FUNDS. For managing investments and business affairs, each Portfolio pays a monthly management fee to Fidelity Management & Research Company ("FMR"). The prospectuses of Fidelity VIP and Fidelity VIP II contain additional information concerning the Portfolios, including information about additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.

The Fidelity VIP High Income Portfolio's annual fee rate is made up of the sum of two components:

1. A group fee rate based on the average net assets of all the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.37%, and drops as the total assets under management increase.

2. An individual fund fee rate of 0.45% for the Fidelity VIP High Income Portfolio.

The annual fee rates of the Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager and Fidelity VIP Overseas Portfolios each are made of two components:

1. A group fee rate based on the average net assets of all the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.52%, and drops as the total assets under management increase.

2. An individual fund fee rate of 0.20% for the Fidelity VIP Equity-Income Portfolio, 0.30% for the Fidelity VIP Growth Portfolio, 0.25% for the Fidelity VIP II Asset Manager Portfolio and 0.45% for the Fidelity VIP Overseas Portfolio.

Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets. The Fidelity VIP Growth Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP II Asset Manager Portfolio may have a fee as high as 0.77% of its average net assets. The Fidelity VIP Overseas Portfolio may have a fee as high as 0.97% of its average net assets.

INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE.  The Investment Adviser for the
T. Rowe Price International Stock Portfolio is Rowe Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $32 billion (as of December 31, 1998) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

INVESTMENT ADVISORY SERVICES TO DGPF. Each Series of DGPF pays an investment adviser an annual fee for managing the Portfolios and making the investment decisions for the Series. The investment adviser for the

International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series to Delaware International is based on the average daily net assets of the Series as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on net assets in excess of $2,500 million.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS.

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the Owner specifically consents to the holding of it pending completion of the outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, subject to certain minimums. Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $600 ($1,000 in Washington). Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. To the extent permitted by state law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone may include requirements that callers on behalf of an Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number or PIN number. All transfer instructions by telephone are tape recorded.

B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS.

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE.

At any time prior to the Annuity Date, the Owner may transfer amounts among available accounts at any time upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Money Market Fund, the Government Bond Fund or the Fixed Account (the "source account") to one or more Underlying Funds. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Funds. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Funds that may used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer or rebalancing and all subsequent transfers or rebalancings effected in a Contract year under a request count as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  SURRENDER.

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F.  WITHDRAWALS.

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see "FEDERAL TAX CONSIDERATIONS."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT.

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value under the Contract increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the annual rate of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of
(a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the annual rate of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX E, "THE DEATH BENEFIT" for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY.

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Fund. This value never will be subject to a surrender charge when withdrawn. Additional payments may be made; however, a surrender charge will apply to these amounts if they have not been invested in the Contract for more than nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

I.  ASSIGNMENT.

The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see "FEDERAL TAX CONSIDERATIONS."

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.

The Owner selects the Annuity Date. To the extent permitted by state law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the maximum annuitization age exceed 90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the accounts selected.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity options selected does not produce an initial payment which meet this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Equity Index Fund, the Growth Fund and the Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the payee to receive only one annuity benefit payment if the payee dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the payee dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the payee, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the payee.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant or the beneficiary in the Contract. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30, and may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable period certain option, the Annuitant may not request a lump sum payment. See "Annuity Benefit Payments" in the SAI.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L.  ANNUITY BENEFIT PAYMENTS.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. Norris Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For commutable period certain options and any period certain option of less than ten years (less than six years under New York Contracts), the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

THE FIRST PERIODIC ANNUITY BENEFIT PAYMENT IS BASED UPON THE ACCUMULATED VALUE AS OF A DATE NOT MORE THAN FOUR WEEKS PRECEDING THE DATE THAT THE FIRST ANNUITY BENEFIT PAYMENT IS DUE. THE COMPANY TRANSMITS VARIABLE ANNUITY BENEFIT PAYMENTS FOR RECEIPT BY THE PAYEE BY THE FIRST OF A MONTH. VARIABLE ANNUITY BENEFIT PAYMENTS ARE CURRENTLY BASED ON UNIT VALUES AS OF THE 15TH DAY OF THE PRECEDING MONTH.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the Minimum Guaranteed Annuity Payout Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit
Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout Rider," below.

M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER

An optional Minimum Guaranteed Annuity Payout Rider is available in most jurisdictions for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS OF ELECTION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER:

    - The Owner may elect the Minimum Guaranteed Annuity Payout Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

EXERCISING THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER:

    - The Owner may only exercise the Minimum Guaranteed Annuity Payout Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

TERMINATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER:

    - The Owner may not terminate the Minimum Guaranteed Annuity Payout Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs on or within thirty days after any Contract anniversary and in conjunction with the repurchase of a Minimum Guaranteed Annuity Payout Rider with a waiting period of equal or greater length at its then current price, if available.

    - After the seventh Contract anniversary from the effective date of the Rider the Owner may terminate the Rider at any time.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see "DESCRIPTION OF THE CONTRACT").

From time to time the Company may illustrate minimum guaranteed income amounts under the Minimum Guaranteed Annuity Payout Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and Minimum Guaranteed Annuity Payout Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Minimum Guaranteed

Annuity Payout Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                   MINIMUM
   CONTRACT      GUARANTEED       MINIMUM
  ANNIVERSARY      BENEFIT       GUARANTEED
  AT EXERCISE       BASE      ANNUAL INCOME(1)
---------------  -----------  ----------------
          10      $ 162,889      $   12,153
          15      $ 207,892      $   17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."

The Minimum Guaranteed Annuity Payout Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Accumulated Value at current annuity factors. Therefore, the Rider should be regarded as a safety net. As described above, withdrawals will reduce the benefit base.

N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES.

THE ACCUMULATION UNIT. Each net payment is allocated to the accounts selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT" and "GUARANTEE PERIOD ACCOUNTS."

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF.

A.  VARIABLE ACCOUNT DEDUCTIONS.

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAI's of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF contain additional information concerning expenses of the Underlying Funds.

B.  CONTRACT FEE.

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined under the "Reduction and Elimination of Surrender Charge" provision below.


C.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER CHARGE.


Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout Rider with ten-year waiting period.......      0.25%
Minimum Guaranteed Annuity Payout Rider with fifteen-year waiting period...      0.15%

For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT," above.

D.  PREMIUM TAXES.

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  SURRENDER CHARGE.

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments-payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments-accumulated payments invested in the Contract for more than nine years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

   YEARS FROM      CHARGE AS PERCENTAGE OF
DATE OF PAYMENT    NEW PAYMENTS WITHDRAWN
----------------  -------------------------
     0 - 2                   8%
       3                     7%
       4                     6%
       5                     5%
       6                     4%
       7                     3%
       8                     2%
       9                     1%
  More than 9                0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by state law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;
(4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): (1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll; (2) any director of the Company; (3) any retiree who elected to retire on his/her retirement date; (4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and (5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan. For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

Where (1)     100% of Cumulative Earnings (calculated as the Accumulated Value as of
is:           the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2)     10% of the Accumulated Value as of the Valuation Date the Company
is:           receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3)     The amount calculated under the Company's life expectancy distribution
is:           option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge of $1,530 which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under "DESCRIPTION OF THE CONTRACT," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a commutable period certain option or a noncommutable period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS." If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

E.  TRANSFER CHARGE.

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed at the Company's discretion. Under Contracts issued in New

York, the Company will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                                         (n/365)
                            [(1+i)/(1+j)]        - 1

        where: i is the Guaranteed Interest Rate expressed as a decimal (for example 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX D, "SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT."

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "D. Surrender Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on a contract, for any taxable year of an owner, would be treated as ordinary income received or accrued by the owner. It is anticipated that the Funds of Allmerica Investment Trust, the Portfolios of Fidelity VIP and the Portfolio of T. Rowe Price in this Contract will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

In addition, traditionally in order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

A.  QUALIFIED AND NON-QUALIFIED CONTRACTS.

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see Section D below.

B.  TAXATION OF THE CONTRACTS IN GENERAL.

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the Annuitant dies before the investment in the Contract is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2 The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the

Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING.

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to Owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contracts to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax-exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes is made, the Company may endorse the Contracts to reflect the substitution or change, and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to:
(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class; (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law; (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act; (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account; (5) to change the methodology for determining the net investment factor; and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers which are NASD members.

The Company pays commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                    SERVICES

The Company receives fees from the investment advisers or other service providers of certain Funds in return for providing certain services to Owners. Currently, the Company receives service fees with respect to the Fidelity VIP Overseas Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP II Asset Manager Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Funds held by the Variable Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Variable Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Funds.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              YEAR 2000 COMPLIANCE

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company is presently completing the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, if such modifications and conversions are not made, or are not completed timely, or should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.

The Company has initiated formal communications with all of its suppliers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the Company's involvement on a third party's Year 2000 issue, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material adverse effect on the Company. The Company does not believe that it has material exposure to contingencies related to the Year 2000 issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

The cost of the Year 2000 project will be expensed as incurred and is being funded primarily through a reallocation of resources from discretionary projects and a reduction in systems maintenance and support costs. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. The Company and its affiliates have incurred and expensed approximately $54 million related to the assessment, plan development and substantial completion of the Year 2000 project, through December 31, 1998. The total remaining cost of the project is estimated between $20-30 million.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.
If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

    If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                SUB-ACCOUNT    FOR YEAR                  SINCE
                                                                 INCEPTION       ENDED         5      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                           DATE        12/31/98      YEARS    SUB-ACCOUNT
-------------------------------------------------------------  -------------  -----------  ---------  ------------
Select International Equity Fund.............................        5/3/94         6.63%     N/A           9.76%
DGPF International Equity Series.............................        5/6/93         0.80%      8.14%        9.69%
Fidelity VIP Overseas Portfolio..............................        9/5/91         3.02%      7.26%        8.19%
T. Rowe Price International Stock Portfolio..................        5/1/95         6.11%     N/A           8.13%
Select Aggressive Growth Fund................................       9/16/92         0.89%     12.52%       15.36%
Select Capital Appreciation Fund.............................       4/30/95         4.12%     N/A          17.51%
Select Value Opportunity Fund................................        5/2/93        -4.23%     10.69%       12.59%
Select Growth Fund...........................................       9/16/92        25.33%     19.80%       16.55%
Growth Fund..................................................        9/4/91         9.34%     16.55%       14.46%
Fidelity VIP Growth Portfolio................................        9/5/91        29.18%     19.24%       18.72%
Equity Index Fund............................................        9/4/91        18.32%     21.05%       17.32%
Select Growth and Income Fund................................       9/16/92         6.60%     15.46%       13.54%
Fidelity VIP Equity-Income Portfolio.........................        9/5/91         1.79%     16.26%       16.39%
Fidelity VIP II Asset Manager Portfolio......................        5/4/94         5.34%     N/A          11.52%
Fidelity VIP High Income Portfolio...........................       9/24/91       -12.63%      6.34%       10.80%
Investment Grade Income Fund.................................        9/5/91        -1.33%      4.49%        6.61%
Government Bond Fund.........................................        9/8/91        -1.54%      3.59%        5.16%
Money Market Fund............................................        9/9/91        -3.52%      2.80%        2.97%

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                 SUB-ACCOUNT   FOR YEAR                 SINCE
                                                                  INCEPTION      ENDED        5      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                            DATE       12/31/98     YEARS    SUB-ACCOUNT
--------------------------------------------------------------  -------------  ---------  ---------  ------------
Select International Equity Fund..............................        5/3/94      14.82%     N/A          10.68%
DGPF International Equity Series..............................        5/6/93       8.75%      8.97%       10.24%
Fidelity VIP Overseas Portfolio...............................        9/5/91      11.14%      8.14%        8.48%
T. Rowe Price International Stock Portfolio...................        5/1/95      14.20%     N/A           9.52%
Select Aggressive Growth Fund.................................       9/16/92       8.98%     13.36%       15.77%
Select Capital Appreciation Fund..............................       4/30/95      12.25%     N/A          18.67%
Select Value Opportunity Fund.................................        5/2/93       3.37%     11.49%       13.12%
Select Growth Fund............................................       9/16/92      33.51%     20.41%       16.90%
Growth Fund...................................................        9/4/91      17.62%     17.31%       14.80%
Fidelity VIP Growth Portfolio.................................        9/5/91      37.50%     20.01%       19.06%
Equity Index Fund.............................................        9/4/91      26.50%     21.63%       17.54%
Select Growth and Income Fund.................................       9/16/92      14.77%     16.15%       13.92%
Fidelity VIP Equity-Income Portfolio..........................        9/5/91      10.03%     17.09%       16.75%
Fidelity VIP II Asset Manager Portfolio.......................        5/4/94      13.41%     N/A          12.29%
Fidelity VIP High Income Portfolio............................       9/24/91      -5.69%      7.25%       11.05%
Investment Grade Income Fund..................................        9/5/91       6.43%      5.43%        6.89%
Government Bond Fund..........................................        9/8/91       6.14%      4.48%        5.40%
Money Market Fund.............................................        9/9/91       4.00%      3.72%        3.24%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                    10 YEARS OR
                                                                            FOR YEAR                   SINCE
                                                          UNDERLYING FUND     ENDED         5        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                  INCEPTION DATE    12/31/98      YEARS       IF LESS
--------------------------------------------------------  ---------------  -----------  ---------  --------------
Select International Equity Fund........................         5/2/94          6.63%     N/A            9.75%
DGPF International Equity Series........................       10/29/92          0.80%      8.14%         9.13%
Fidelity VIP Overseas Portfolio.........................        1/28/87          3.02%      7.26%         8.41%
T. Rowe Price International Stock Portfolio.............        3/31/94          6.11%     N/A            7.21%
Select Aggressive Growth Fund...........................        8/21/92          0.89%     12.52%        16.02%
Select Capital Appreciation Fund........................        4/28/95          4.12%     N/A           17.48%
Select Value Opportunity Fund...........................        4/30/93         -4.23%     10.69%        12.57%
Select Growth Fund......................................        8/21/92         25.33%     19.80%        17.14%
Growth Fund.............................................        4/29/85          9.34%     16.55%        15.18%
Fidelity VIP Growth Portfolio...........................        10/9/86         29.18%     19.24%        17.51%
Equity Index Fund.......................................        9/28/90         18.32%     21.05%        18.84%
Select Growth and Income Fund...........................        8/21/92          6.60%     15.46%        13.50%
Fidelity VIP Equity-Income Portfolio....................        10/9/86          1.79%     16.26%        13.73%
Fidelity VIP II Asset Manager Portfolio.................         9/6/89          5.34%      9.47%        10.91%
Fidelity VIP High Income Portfolio......................        9/19/85        -12.63%      6.34%         9.39%
Investment Grade Income Fund............................        4/29/85         -1.33%      4.49%         7.52%
Government Bond Fund....................................        8/26/91         -1.54%      3.59%         4.95%
Money Market Fund.......................................        4/29/85         -3.52%      2.80%         4.08%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                    10 YEARS OR
                                                                            FOR YEAR                   SINCE
                                                          UNDERLYING FUND     ENDED         5        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                  INCEPTION DATE    12/31/98      YEARS       IF LESS
--------------------------------------------------------  ---------------  -----------  ---------  --------------
Select International Equity Fund........................         5/2/94         14.82%     N/A           10.67%
DGPF International Equity Series........................       10/29/92          8.75%      8.97%         9.54%
Fidelity VIP Overseas Portfolio.........................        1/28/87         11.14%      8.14%         8.52%
T.Rowe Price International Stock Portfolio..............        3/31/94         14.20%     N/A            8.09%
Select Aggressive Growth Fund...........................        8/21/92          8.98%     13.36%        16.42%
Select Capital Appreciation Fund........................        4/28/95         12.25%     N/A           18.64%
Select Value Opportunity Fund...........................        4/30/93          3.37%     11.49%        13.11%
Select Growth Fund......................................        8/21/92         33.51%     20.41%        17.47%
Growth Fund.............................................        4/29/85         17.62%     17.31%        15.35%
Fidelity VIP Growth Portfolio...........................        10/9/86         37.50%     20.01%        17.72%
Equity Index Fund.......................................        9/28/90         26.50%     21.63%        18.98%
Select Growth and Income Fund...........................        8/21/92         14.77%     16.15%        13.88%
Fidelity VIP Equity-Income Portfolio....................        10/9/86         10.03%     17.09%        13.98%
Fidelity VIP II Asset Manager Portfolio.................         9/6/89         13.41%     10.21%        11.34%
Fidelity VIP High Income Portfolio......................        9/19/85         -5.69%      7.25%         9.50%
Investment Grade Income Fund............................        4/29/85          6.43%      5.43%         7.61%
Government Bond Fund....................................        8/26/91          6.14%      4.48%         5.19%
Money Market Fund.......................................        4/29/85          4.00%      3.72%         4.11%

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                SUB-ACCOUNT    FOR YEAR                  SINCE
                                                                 INCEPTION       ENDED         5      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                           DATE        12/31/98      YEARS    SUB-ACCOUNT
-------------------------------------------------------------  -------------  -----------  ---------  ------------
Select International Equity Fund.............................        5/3/94         6.63%     N/A           9.76%
DGPF International Equity Series.............................       4/20/94         0.82%     N/A           8.26%
Fidelity VIP Overseas Portfolio..............................       4/20/94         3.03%     N/A           7.18%
T. Rowe Price International Stock Portfolio..................        5/1/95         6.08%     N/A           8.10%
Select Aggressive Growth Fund................................       4/20/94         0.87%     N/A          14.90%
Select Capital Appreciation Fund.............................       4/30/95         4.10%     N/A          17.49%
Select Value Opportunity Fund................................       4/20/94        -4.25%     N/A          12.81%
Select Growth Fund...........................................       4/20/94        25.30%     N/A          23.45%
Growth Fund..................................................       4/20/94         9.40%     N/A          19.07%
Fidelity VIP Growth Portfolio................................       4/20/94        29.18%     N/A          22.88%
Equity Index Fund............................................       4/21/94        18.32%     N/A          23.59%
Select Growth and Income Fund................................       4/20/94         6.60%     N/A          17.47%
Fidelity VIP Equity-Income Portfolio.........................       4/20/94         1.81%     N/A          17.87%
Fidelity VIP II Asset Manager Portfolio......................       5/11/94         5.35%     N/A          11.79%
Fidelity VIP High Income Portfolio...........................       4/20/94       -12.66%     N/A           7.34%
Investment Grade Income Fund.................................       4/21/94        -1.29%     N/A           5.66%
Government Bond Fund.........................................       4/20/94        -1.53%     N/A           4.34%
Money Market Fund............................................       4/10/94        -3.54%     N/A           2.84%

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                 SUB-ACCOUNT   FOR YEAR                 SINCE
                                                                  INCEPTION      ENDED        5      INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                            DATE       12/31/98     YEARS    SUB-ACCOUNT
--------------------------------------------------------------  -------------  ---------  ---------  ------------
Select International Equity Fund..............................        5/3/94      14.82%     N/A          10.68%
DGPF International Equity Series..............................       4/20/94       8.76%     N/A           9.14%
Fidelity VIP Overseas Portfolio...............................       4/20/94      11.14%     N/A           8.11%
T. Rowe Price International Stock Portfolio...................        5/1/95      14.20%     N/A           9.52%
Select Aggressive Growth Fund.................................       4/20/94       8.98%     N/A          15.76%
Select Capital Appreciation Fund..............................       4/30/95      12.25%     N/A          18.67%
Select Value Opportunity Fund.................................       4/20/94       3.37%     N/A          13.64%
Select Growth Fund............................................       4/20/94      33.51%     N/A          24.08%
Growth Fund...................................................       4/20/94      17.62%     N/A          19.79%
Fidelity VIP Growth Portfolio.................................       4/20/94      37.50%     N/A          23.65%
Equity Index Fund.............................................       4/21/94      26.50%     N/A          24.19%
Select Growth and Income Fund.................................       4/20/94      14.77%     N/A          18.19%
Fidelity VIP Equity-Income Portfolio..........................       4/20/94      10.04%     N/A          18.70%
Fidelity VIP II Asset Manager Portfolio.......................       5/11/94      13.41%     N/A          12.56%
Fidelity VIP High Income Portfolio............................       4/20/94      -5.69%     N/A           8.32%
Investment Grade Income Fund..................................       4/21/94       6.43%     N/A           6.57%
Government Bond Fund..........................................       4/20/94       6.14%     N/A           5.27%
Money Market Fund.............................................       4/10/94       4.00%     N/A           3.84%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                    10 YEARS OR
                                                                            FOR YEAR                   SINCE
                                                          UNDERLYING FUND     ENDED         5        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                  INCEPTION DATE    12/31/98      YEARS       IF LESS
--------------------------------------------------------  ---------------  -----------  ---------  --------------
Select International Equity Fund........................         5/2/94          6.63%     N/A            9.75%
DGPF International Equity Series........................       10/29/92          0.82%      8.14%         9.13%
Fidelity VIP Overseas Portfolio.........................        1/28/87          3.03%      7.28%         8.42%
T. Rowe Price International Stock Portfolio.............        3/31/94          6.08%     N/A            7.18%
Select Aggressive Growth Fund...........................        8/21/92          0.87%     12.49%        15.99%
Select Capital Appreciation Fund........................        4/28/95          4.10%     N/A           17.45%
Select Value Opportunity Fund...........................        4/30/93         -4.25%     10.67%        12.54%
Select Growth Fund......................................        8/21/92         25.30%     19.78%        17.11%
Growth Fund.............................................        4/29/85          9.40%     16.61%        15.18%
Fidelity VIP Growth Portfolio...........................        10/9/86         29.18%     19.23%        17.49%
Equity Index Fund.......................................        9/28/90         18.32%     21.06%        18.84%
Select Growth and Income Fund...........................        8/21/92          6.60%     15.46%        13.49%
Fidelity VIP Equity-Income Portfolio....................        10/9/86          1.81%     16.28%        13.83%
Fidelity VIP II Asset Manager Portfolio.................         9/6/89          5.35%      9.46%        10.92%
Fidelity VIP High Income Portfolio......................        9/19/85        -12.66%      6.31%         9.36%
Investment Grade Income Fund............................        4/29/85         -1.29%      4.54%         7.57%
Government Bond Fund....................................        8/26/91         -1.53%      3.60%         5.30%
Money Market Fund.......................................        4/29/85         -3.54%      2.77%         4.05%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                    10 YEARS OR
                                                                             FOR YEAR                  SINCE
                                                            UNDERLYING FUND    ENDED        5        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    INCEPTION DATE   12/31/98     YEARS       IF LESS
----------------------------------------------------------  ---------------  ---------  ---------  --------------
Select International Equity Fund..........................         5/2/94       14.82%     N/A           10.67%
DGPF International Equity Series..........................       10/29/92        8.76%      8.97%         9.54%
Fidelity VIP Overseas Portfolio...........................        1/28/87       11.14%      8.14%         8.51%
T.Rowe Price International Stock Portfolio................        3/31/94       14.20%     N/A            8.09%
Select Aggressive Growth Fund.............................        8/21/92        8.98%     13.35%        16.40%
Select Capital Appreciation Fund..........................        4/28/95       12.25%     N/A           18.64%
Select Value Opportunity Fund.............................        4/30/93        3.37%     11.49%        13.08%
Select Growth Fund........................................        8/21/92       33.51%     20.41%        17.47%
Growth Fund...............................................        4/29/85       17.62%     17.32%        15.31%
Fidelity VIP Growth Portfolio.............................        10/9/86       37.50%     20.01%        17.71%
Equity Index Fund.........................................        9/28/90       26.50%     21.63%        18.97%
Select Growth and Income Fund.............................        8/21/92       14.77%     16.15%        13.87%
Fidelity VIP Equity-Income Portfolio......................        10/9/86       10.04%     17.09%        14.07%
Fidelity VIP II Asset Manager Portfolio...................         9/6/89       13.41%     10.21%        11.34%
Fidelity VIP High Income Portfolio........................        9/19/85       -5.69%      7.25%         9.49%
Investment Grade Income Fund..............................        4/29/85        6.43%      5.43%         7.61%
Government Bond Fund......................................        8/26/91        6.14%      4.48%         5.52%
Money Market Fund.........................................        4/29/85        4.00%      3.71%         4.11%

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

               HYPOTHETICAL      WITHDRAWAL         SURRENDER
  CONTRACT      ACCUMULATED   WITHOUT SURRENDER       CHARGE       SURRENDER
    YEAR           VALUE        CHARGE AMOUNT       PERCENTAGE       CHARGE
-------------  -------------  -----------------  ----------------  ----------
          1    $   54,000.00    $    5,400.00              8%      $ 3,888.00
          2        58,320.00         8,320.00              8%        4,000.00
          3        62,985.60        12,985.60              7%        3,500.00
          4        68,024.45        18,024.45              6%        3,000.00
          5        73,466.40        23,466.40              5%        2,500.00
          6        79,343.72        29,343.72              4%        2,000.00
          7        85,691.21        35,691.21              3%        1,500.00
          8        92,546.51        42,546.51              2%        1,000.00
          9        99,950.23        49,950.23              1%          500.00
         10       107,946.25        57,946.25              0%            0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

               HYPOTHETICAL                   WITHDRAWAL         SURRENDER
  CONTRACT     ACCUMULATED                 WITHOUT SURRENDER       CHARGE        SURRENDER
    YEAR          VALUE      WITHDRAWALS     CHARGE AMOUNT       PERCENTAGE       CHARGE
-------------  ------------  ------------  -----------------  ----------------  -----------
          1     $54,000.00   $       0.00    $    5,400.00              8%       $    0.00
          2      58,320.00           0.00         8,320.00              8%            0.00
          3      62,985.60           0.00        12,985.60              7%            0.00
          4      68,024.45      30,000.00        18,024.45              6%          718.53
          5      41,066.40      10,000.00         4,106.68              5%          294.67
          6      33,551.72       5,000.00         3,355.17              4%           65.79
          7      30,835.85      10,000.00         3,083.59              3%          207.49
          8      22,502.72      15,000.00         2,250.27              2%          254.99
          9       8,102.94           0.00           810.29              1%            0.00
         10       8,751.17           0.00         1,248.45              0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] to the power of n/365 -1

The following examples assume:

1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

2.  The date of surrender is seven years (2,555 days) from the expiration date.

3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

4. No transfers of withdrawals affecting this Guarantee Period Account have been made.

5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor         =    [(1+i)/(1+j)] to the power of n/365 -1
                                    =    [(1+.08)/(1+.10)] to the power of 2555/365 -1
                                    =    (.98182) to the power of 7 -1
                                    =    -.12054

    The market value adjustment     =    the market value factor multiplied by the withdrawal
                                    =    -.12054 X $62,985.60
                                    =    -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor         =    [(1+i)/(1+j)] to the power of n/365-1
                                    =    [(1+.08)/(1+.07)] to the power of 2555/365-1
                                    =    (1.0093) to the power of 7-1
                                    =    .06694

    The market value adjustment     =    the market value factor multiplied by the withdrawal
                                    =    .06694 X $62,985.60
                                    =    $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor         =    [(1+i)/(1+j)] to the power of n/365-1
                                    =    [(1+.08)/(1+.11)] to the power of 2555/365-1
                                    =    (.97297) to the power of 7-1
                                    =    -.17454

    The market value adjustment     =    Minimum of the market value factor multiplied by the
                                         withdrawal or the negative of the excess interest earned
                                         over 3%
                                    =    Minimum (-.17454 X $62,985.60 or -$8,349.25)
                                    =    Minimum (-$10,993.51 or -$8,349.25)
                                    =    -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor         =    [(1+i)/(1+j)] to the power of n/365-1
                                    =    [(1+.08)/(1+.06)] to the power of 2555/365-1
                                    =    (1.01887) to the power of 7 - 1
                                    =    .13981

    The market value adjustment     =    Minimum of the market value factor multiplied by the
                                         withdrawal or the excess interest earned over 3%
                                    =    Minimum of .13981 X $62,985.60 or $8,349.25)
                                    =    Minimum of $8,806.02 or $8,349.25)
                                    =    $8,349.25

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL  HYPOTHETICAL                                            HYPOTHETICAL
CONTRACT   ACCUMULATED   MARKET VALUE     DEATH         DEATH         DEATH         DEATH
  YEAR        VALUE       ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
---------  ------------  ------------  ------------  ------------  ------------  ------------
    1      $  53,000.00   $     0.00   $  53,000.00  $  52,500.00  $  50,000.00   $53,000.00
    2         53,530.00       500.00      54,030.00     55,125.00     53,000.00    55,125.00
    3         58,883.00         0.00      58,883.00     57,881.25     55,125.00    58,883.00
    4         52,994.70       500.00      53,494.70     60,775.31     58,883.00    60,775.31
    5         58,294.17         0.00      58,294.17     63,814.08     60,775.31    63,814.08
    6         64,123.59       500.00      64,623.59     67,004.78     63,814.08    67,004.78
    7         70,535.95         0.00      70,535.95     70,355.02     67,004.78    70,535.95
    8         77,589.54       500.00      78,089.54     73,872.77     70,535.95    78,089.54
    9         85,348.49         0.00      85,348.49     77,566.41     78,089.54    85,348.49
   10         93,883.34         0.00      93,883.34     81,444.73     85,348.49    93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL                HYPOTHETICAL                                            HYPOTHETICAL
           ACCUMULATED                 MARKET VALUE     DEATH         DEATH         DEATH         DEATH
  YEAR        VALUE      WITHDRAWALS    ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
   ---     ------------  ------------  ------------  ------------  ------------  ------------  ------------
    1      $  53,000.00  $       0.00   $     0.00   $  53,000.00  $  52,500.00  $  50,000.00   $53,000.00
    2         53,530.00          0.00       500.00      54,030.00     55,125.00     53,000.00    55,125.00
    3          3,883.00     50,000.00         0.00       3,883.00      4,171.13      3,972.50     4,171.13
    4          3,494.70          0.00       500.00       3,994.70      4,379.68      4,171.13     4,379.68
    5          3,844.17          0.00         0.00       3,844.17      4,598.67      4,379.68     4,598.67
    6          4,228.59          0.00       500.00       4,728.59      4,828.60      4,598.67     4,828.60
    7          4,651.45          0.00         0.00       4,651.45      5,070.03      4,828.60     5,070.03
    8          5,116.59          0.00       500.00       5,616.59      5,323.53      5,070.03     5,616.59
    9          5,628.25          0.00         0.00       5,628.25      5,589.71      5,616.59     5,628.25
   10            691.07      5,000.00         0.00         691.07        712.70        683.44       712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL  HYPOTHETICAL  HYPOTHETICAL
           ACCUMULATED   MARKET VALUE     DEATH
  YEAR        VALUE       ADJUSTMENT     BENEFIT
   ---     ------------  ------------  ------------
    1      $  53,000.00   $     0.00    $53,000.00
    2         53,530.00       500.00     54,030.00
    3         58,883.00         0.00     58,883.00
    4         52,994.70       500.00     53,494.70
    5         58,294.17         0.00     58,294.17
    6         64,123.59       500.00     64,623.59
    7         70,535.95         0.00     70,535.95
    8         77,589.54       500.00     78,089.54
    9         85,348.49         0.00     85,348.49
   10         93,883.34         0.00     93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX F
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                    YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------
SUB-ACCOUNTS                               1998        1997        1996        1995        1994       1993       1992
--------------------------------------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.................       1.398       1.355       1.127       0.956       1.000        N/A        N/A
  End of Period.......................       1.605       1.398       1.355       1.127       0.956        N/A        N/A
Units Outstanding at End of Period (in
  thousands)..........................     130,011     115,585      77,485      37,680      12,530        N/A        N/A
DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period.................       1.596       1.519       1.284       1.143       1.129      1.000        N/A
  End of Period.......................       1.736       1.596       1.519       1.284       1.143      1.129        N/A
Units Outstanding at End of Period (in
  thousands)..........................      68,279      62,134      44,416      34,692      26,924      6,681        N/A
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.................       1.632       1.484       1.330       1.230       1.226      0.906      1.030
  End of Period.......................       1.814       1.632       1.484       1.330       1.230      1.226      0.906
Units Outstanding at End of Period (in
  thousands)..........................      59,052      56,689      63,050      65,256      59,774     25,395      6,728
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period.................       1.222       1.203       1.064       1.000         N/A        N/A        N/A
  End of Period.......................       1.396       1.222       1.203       1.064         N/A        N/A        N/A
Units Outstanding at End of Period (in
  thousands)..........................      68,367      59,832      35,915      10,882         N/A        N/A        N/A
SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.................       2.305       1.970       1.686       1.292       1.342      1.139      1.000
  End of Period.......................       2.513       2.305       1.970       1.686       1.292      1.342      1.139
Units Outstanding at End of Period (in
  thousands)..........................     125,758     106,790      89,974      70,349      54,288     26,158      2,019
SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.................       1.670       1.482       1.383       1.000         N/A        N/A        N/A
  End of Period.......................       1.875       1.670       1.482       1.383         N/A        N/A        N/A
Units Outstanding at End of Period (in
  thousands)..........................      80,048      70,932      52,927      16,096         N/A        N/A        N/A

                                                                    YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------
SUB-ACCOUNTS                               1998        1997        1996        1995        1994       1993       1992
--------------------------------------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.................       1.945       1.580       1.249       1.075       1.167      1.000        N/A
  End of Period.......................       2.011       1.945       1.580       1.249       1.075      1.167        N/A
Units Outstanding at End of Period (in
  thousands)..........................      99,750      85,126      60,145      43,433      33,049      9,902        N/A
SELECT GROWTH FUND
Unit Value:
  Beginning of Period.................       2.001       1.514       1.259       1.024       1.055      1.058      1.000
  End of Period.......................       2.671       2.001       1.514       1.259       1.024      1.055      1.058
Units Outstanding at End of Period (in
  thousands)..........................     121,005      96,643      62,633      47,078      38,415     26,064      3,039
GROWTH FUND
Unit Value:
  Beginning of Period.................       2.336       1.894       1.599       1.221       1.236      1.175      1.111
  End of Period.......................       2.748       2.336       1.894       1.599       1.221      1.236      1.175
Units Outstanding at End of Period (in
  thousands)..........................     164,914     156,173     135,573     116,008     102,399     72,609     34,373
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.................       2.608       2.143       1.895       1.419       1.440      1.224      1.135
  End of Period.......................       3.586       2.608       2.143       1.895       1.419      1.440      1.224
Units Outstanding at End of Period (in
  thousands)..........................     149,009     148,211     142,450     116,485      90,717     49,136     18,253
EQUITY INDEX FUND
Unit Value:
  Beginning of Period.................       2.581       1.977       1.640       1.221       1.266      1.135      1.074
  End of Period.......................       3.265       2.581       1.977       1.640       1.221      1.226      1.135
Units Outstanding at End of Period (in
  thousands)..........................     107,625      85,344      57,428      39,534      29,176     22,466      9,535
SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.................       1.978       1.638       1.370       1.066       1.074      0.987      1.000
  End of Period.......................       2.270       1.978       1.638       1.370       1.066      1.074      0.987
Units Outstanding at End of Period (in
  thousands)..........................     119,107     103,543      82,434      63,841      51,098     31,846      4,711
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.................       2.824       2.236       1.185       1.490       1.412      1.211      1.051
  End of Period.......................       3.107       2.824       2.236       1.185       1.490      1.412      1.211
Units Outstanding at End of Period (in
  thousands)..........................     187,989     180,001     167,000     139,145     104,356     61,264     17,855
FIDELITY VIP II ASSET MANAGER
  PORTFOLIO
Unit Value:
  Beginning of Period.................       1.514       1.273       1.127       0.977       1.000        N/A        N/A
  End of Period.......................       1.717       1.514       1.273       1.127       0.977        N/A        N/A
Units Outstanding at End of Period (in
  thousands)..........................      69,704      55,551      42,415      33,444      20,720        N/A        N/A

                                                                    YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------------------
SUB-ACCOUNTS                               1998        1997        1996        1995        1994       1993       1992
--------------------------------------  ----------  ----------  ----------  ----------  ----------  ---------  ---------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.................       2.272       1.958       1.743       1.465       1.510      1.270      1.047
  End of Period.......................       2.142       2.272       1.958       1.743       1.465      1.510      1.270
Units Outstanding at End of Period (in
  thousands)..........................      97,829      76,343      53,956      38,042      27,041     13,583      3,625
INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.................       1.530       1.418       1.390       1.073       1.250      1.145      1.073
  End of Period.......................       1.629       1.530       1.418       1.390       1.196      1.250      1.145
Units Outstanding at End of Period (in
  thousands)..........................     102,088      86,816      79,054      69,168      57,454     48,488     15,428
GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.................       1.384       1.311       1.285       1.152       1.179      1.112      1.075
  End of Period.......................       1.469       1.384       1.311       1.285       1.152      1.179      1.112
Units Outstanding at End of Period (in
  thousands)..........................      48,930      35,261      30,921      31,710      32,519     60,265     29,844
MONEY MARKET FUND
Unit Value:
  Beginning of Period.................       1.214       1.167       1.124       1.077       1.051      1.035      1.013
  End of Period.......................       1.262       1.214       1.167       1.124       1.077      1.051      1.035
Units Outstanding at End of Period (in
  thousands)..........................     128,730      91,676      92,354      69,311      37,668     30,815     30,778

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

SUB-ACCOUNTS                                                            1998       1997       1996       1995       1994
--------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period...............................................      1.398      1.355      1.128      0.956      1.000
  End of Period.....................................................      1.605      1.398      1.355      1.128      0.956
Number of Units Outstanding at End of Period (in thousands).........      9,713      8,076      5,068      2,093        446
DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period...............................................      1.387      1.319      1.115      0.993      1.000
  End of Period.....................................................      1.508      1.387      1.319      1.115      0.993
Number of Units Outstanding at End of Period (in thousands).........      4,148      3,266      2,023      1,304        667
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.298      1.180      1.058      0.978      1.000
  End of Period.....................................................      1.443      1.298      1.180      1.058      0.978
Number of Units Outstanding at End of Period (in thousands).........      4,358      3,601      3,114      2,804      1,697
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.222      1.203      1.064      1.000        N/A
  End of Period.....................................................      1.396      1.222      1.203      1.064        N/A
Number of Units Outstanding at End of Period (in thousands).........      5,670      4,536      2,506        542        N/A
SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...............................................      1.825      1.560      1.335      1.023      1.000
  End of Period.....................................................      1.989      1.825      1.560      1.335      1.023
Number of Units Outstanding at End of Period (in thousands).........     10,282      7,947      5,681      2,907      1,211
SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...............................................      1.670      1.482      1.115      1.000        N/A
  End of Period.....................................................      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at End of Period (in thousands).........      5,947      5,197      3,849      1,069        N/A
SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period...............................................      1.764      1.433      1.131      0.975      1.000
  End of Period.....................................................      1.823      1.764      1.433      1.131      0.975
Number of Units Outstanding at End of Period (in thousands).........      7,243      5,466      3,037      1,614        795
SELECT GROWTH FUND
Unit Value:
  Beginning of Period...............................................      2.064      1.562      1.229      1.057      1.000
  End of Period.....................................................      2.756      2.064      1.562      1.229      1.057
Number of Units Outstanding at End of Period (in thousands).........      8,389      5,589      2,645      1,278        406
GROWTH FUND
Unit Value:
  Beginning of Period...............................................      1.986      1.610      1.359      1.037      1.000
  End of Period.....................................................      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at End of Period (in thousands).........      9,224      7,404      4,652      2,436        947

SUB-ACCOUNTS                                                            1998       1997       1996       1995       1994
--------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.972      1.620      1.433      1.073      1.073
  End of Period.....................................................      2.712      1.972      1.620      1.433      1.073
Number of Units Outstanding at End of Period (in thousands).........     13,035     11,575      9,342      4,952      1,944
EQUITY INDEX FUND
Unit Value:
  Beginning of Period...............................................      2.187      1.675      1.390      1.035      1.000
  End of Period.....................................................      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at End of Period (in thousands).........      8,479      5,712      2,417        947        189
SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period...............................................      1.911      1.582      1.324      1.030      1.000
  End of Period.....................................................      2.193      1.911      1.582      1.324      1.030
Number of Units Outstanding at End of Period (in thousands).........      7,519      6,124      3,759      2,173        832
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period...............................................      2.034      1.610      1.430      1.073      1.000
  End of Period.....................................................      2.238      2.034      1.610      1.430      1.073
Number of Units Outstanding at End of Period (in thousands).........     16,111     12,959      9,957      5,738      2,214
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.527      1.284      1.137      0.985      1.000
  End of Period.....................................................      1.732      1.527      1.284      1.137      0.985
Number of Units Outstanding at End of Period (in thousands).........      3,514      3,125      2,735      2,025      1,240
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period...............................................      1.543      1.330      1.184      0.995      1.000
  End of Period.....................................................      1.455      1.543      1.330      1.184      0.995
Number of Units Outstanding at End of Period (in thousands).........     14,203      9,794      5,635      2,530        985
INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period...............................................      1.267      1.174      1.151      0.990      1.000
  End of Period.....................................................      1.348      1.267      1.174      1.151      0.990
Number of Units Outstanding at End of Period (in thousands).........      5,160      3,889      2,854      1,677      1,677
GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period...............................................      1.199      1.136      1.113      0.998      1.000
  End of Period.....................................................      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at End of Period (in thousands).........      2,605      1,694      1,629      1,098        363
MONEY MARKET FUND
Unit Value:
  Beginning of Period...............................................      1.149      1.105      1.064      1.020      1.000
  End of Period.....................................................      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at End of Period (in thousands).........      8,683      8,628      7,379      4,194      1,837